   As filed with the Securities and Exchange Commission on February 28, 2001

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                     Securities Act of 1933 File #033-57732
                 Investment Company Act of 1940 File #811-07462
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X


                         Post-Effective Amendment No. 20


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X


                                Amendment No. 21


                                WM Variable Trust

               (Exact name of Registrant as specified in Charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                    (Address of principal executive offices)

        Registrant's telephone number, including area code (206) 461-3800

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)







With a copy to:

Joseph B. Kittredge, Esq.
Ropes & Gray
One International Place
Boston, MA  02110

It is proposed that this filing will become effective:
         immediately upon filing pursuant to paragraph (b) of Rule 485 on [date] pursuant to paragraph (b) of Rule 485


         60 days after filing pursuant to paragraph (a)(i) of Rule 485


     X   on May 1, 2001 pursuant to paragraph (a)(i) of Rule 485


         75 days after filing pursuant to paragraph (a)(ii) of Rule 485 on (date) pursuant to paragraph (a)(ii) of Rule 485

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             WM   VARIABLE   TRUST
                                   Prospectus

                                  MAY 1, 2001

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STRATEGIC ASSET MANAGEMENT PORTFOLIOS

+ Strategic Growth Portfolio
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+ Conservative Growth Portfolio
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+ Balanced Portfolio
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+ Conservative Balanced Portfolio

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+ Flexible Income Portfolio

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FIXED-INCOME FUNDS

+ Short Term Income Fund
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+ U.S. Government Securities Fund
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+ Income Fund
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+ Money Market Fund
-------------------------------------------------------

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EQUITY FUNDS


+ Equity Income Fund


----------------------------------------

+ Growth & Income Fund

----------------------------------------


+ Growth Fund of the Northwest ("Northwest Fund")


----------------------------------------

+ Growth Fund

----------------------------------------

+ Mid Cap Stock Fund

----------------------------------------

+ Small Cap Stock Fund

----------------------------------------

+ International Growth Fund

----------------------------------------


Effective May 1, 2000, the names of the following Portfolio and Fund have changed: Income Portfolio has changed to Conservative Balanced Portfolio and Bond & Stock Fund has changed to Equity Income Fund.


This Prospectus describes the Funds and Portfolios that are available as underlying investments through your variable annuity contract. For information about your variable annuity contract, including information about insurance-related expenses, see the prospectus for your variable annuity contract, which accompanies this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                             WM   VARIABLE   TRUST

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                               TABLE OF CONTENTS


                                                  PAGE
Risk/Return Summary                                 2
  Strategic Asset Management Portfolios             3
  Equity Funds                                      8
  Fixed Income                                     15
  Summary of Principal Risks                       19
Description of the Portfolios and Funds            23
  Strategic Asset Management Portfolios            23
  Equity Funds                                     24
  Fixed-Income Funds                               25
  Common Investment Practices                      27
How Can I Invest in the Portfolios and Funds?      34
Tax Considerations                                 34
Financial Highlights                               39
Appendix A                                         54

                              RISK/RETURN SUMMARY


WM Variable Trust provides a broad range of investment choices, including asset allocation strategies available through the Strategic Growth, Conservative Growth, Balanced, Conservative Balanced and Flexible Income Portfolios (the "Portfolios"). This summary, including the following pages through page 22, identifies the investment objective, principal investment strategies, and principal risks of each Fund and Portfolio. The principal investment strategies contained in this summary are not the only investment strategies available to the Funds and Portfolios, and some of the principal investment strategies may not be available at any given time. For a discussion of additional investment strategies available to the Funds and Portfolios, please see the Statement of Additional Information (the "SAI").



The principal investment strategies included in this summary provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.


The discussion of each Fund's and Portfolio's principal investment strategies includes some of the principal risks of investing in such Fund and Portfolio. You can find additional information about each Fund and Portfolio, including a more detailed description of these and other principal risks of an investment in each Fund or Portfolio, after this summary. Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds and Portfolios, and the related risks, before you invest.

Below the description of each Fund or Portfolio is a bar chart showing how the investment returns of its shares have varied in the years since the Fund or Portfolio began. The bar chart is intended to provide some indication of the volatility of the Fund's or Portfolio's returns. The table following each bar chart shows how average annual total returns of the Fund or Portfolio compare to returns of a broad-based securities market index for the past one and five years and for the life of the Fund or Portfolio. Performance shown does not reflect any insurance-related charges or expenses. If insurance-related charges or expenses had been included, the performance shown would have been lower. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

There can be no assurance that any Fund or Portfolio will achieve its objective. It is possible to lose money by investing in the Funds and Portfolios. An investment in a Fund or Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

                           STRATEGIC GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth and corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.


The Portfolio may invest up to 25% of its assets in each of the Short Term Income, WM High Yield (see page 23) and Money Market Funds. It may also invest up to 50% of its assets in each of the Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance*
[Strategic Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             26.19
1999                                                                             47.95
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was         % (for the quarter ended
           ). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 2000)                         One Year       (6/3/97)
PORTFOLIO SHARES                                                    %               %
STANDARD & POOR'S 500 INDEX**                                       %               %
RUSSELL 3000 INDEX***                                               %               %
CAPITAL MARKET BENCHMARK****                                        %               %


   * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

  ** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

 *** This index is intended to represent the equity market as a whole.


**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 90% in the Standard and Poor's 500 Index and 10% in the Lehman Brothers Aggregate Bond Index.

                         CONSERVATIVE GROWTH portfolio


OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 40% of its assets in each of the Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds. The Portfolio may also invest up to 40% of its assets in the WM High Yield Fund (see page 23).


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance*
[Conservative Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             19.91
1999                                                                             39.36
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                  Past One    Since Inception
(for periods ended December 31, 2000)                           Year         (6/3/97)
PORTFOLIO SHARES                                                    %               %
RUSSELL 3000 INDEX**                                                %               %
CAPITAL MARKET BENCHMARK***                                         %               %


  * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This index is intended to represent the equity market as a whole.

*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 70% in the Standard and Poor's 500 Index and 30% in the Lehman Brothers Aggregate Bond Index.

                               BALANCED portfolio


OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in both the Equity Funds and the Fixed-Income Funds.



The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, Northwest, Growth, Small Cap Stock, Mid Cap Stock and International Growth Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund (see page 23).


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes, bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance*
[Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             17.18
1999                                                                             27.71
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                  Past One    Since Inception
(for periods ended December 31, 2000)                           Year         (6/3/97)
PORTFOLIO SHARES                                                    %              %
LEHMAN BROTHERS AGGREGATE BOND INDEX**                              %              %
RUSSELL 3000 INDEX***                                               %              %
CAPITAL MARKET BENCHMARK****                                        %              %


   * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ** This index is intended to represent the fixed income market as a whole. *** This index is intended to represent the equity market as a whole.

**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 50% in the Standard and Poor's 500 Index and 50% in the Lehman Brothers Aggregate Bond Index.

                        CONSERVATIVE BALANCED portfolio



OBJECTIVE This Portfolio (formerly known as Income Portfolio) seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and the Money Market Fund and between 20% and 60% of its net assets in the Equity Funds. The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds and 30% of its assets in the WM High Yield Fund (see page 23). It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.



The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.


YEARLY performance*
[Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             1.88
2000


During the period shown above, the highest quarterly return was      % (for the
quarter ended      ), and the lowest was      % (for the quarter ended      ).
Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 2000)                         One Year       (4/23/98)
PORTFOLIO SHARES                                                1.88%          3.61%
LEHMAN BROTHERS AGGREGATE BOND INDEX**                         -0.82%          6.00%
CAPITAL MARKET BENCHMARK***                                     2.81%          4.27%


  * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This index is intended to represent the fixed-income market as a whole.

*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 30% in the Standard and Poor's 500 Index and 70% in the Lehman Brothers Aggregate Bond Index.

                           FLEXIBLE INCOME portfolio


OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, and Money Market Funds. It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock and Small Cap Stock Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund (see page 23).


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance*
[Flexible Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             11.75
1999                                                                              8.58
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended         ), and the lowest was      % (for the quarter ended
        ). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 2000)                         One Year       (9/9/97)
PORTFOLIO SHARES                                                    %              %
LEHMAN BROTHERS AGGREGATE BOND INDEX**                              %              %
CAPITAL MARKET BENCHMARK***                                         %              %


  * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This index is intended to represent the fixed-income market as a whole.

*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 10% in the Standard and Poor's 500 Index and 90% in the Lehman Brothers Aggregate Bond Index.

                               EQUITY INCOME fund



OBJECTIVE This Fund (formerly known as Bond & Stock Fund) seeks to provide a relatively high level of current income while achieving long-term growth of income and capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS (ADRS) AND EUROPEAN DEPOSITORY RECEIPTS (EDRS), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITS).



In selecting debt investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.


Among the principal risks of investing in the Fund are:


- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk


YEARLY performance*
[Income Fund Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             2.49
2000


During the period shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 2000)                         One Year       (4/28/98)
FUND SHARES                                                         %               %
STANDARD & POORS 500 INDEX**                                        %               %
LEHMAN BROTHERS GOV/CREDIT BOND INDEX***                            %               %


  * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

 ** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.


*** This index is generally considered representative of the U.S. Government and corporate bond markets.

                              GROWTH & INCOME fund

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.
Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance
[Growth & Income Fund Annual Return Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
1995                                                                             32.41
1996                                                                             21.81
1997                                                                             28.50
1998                                                                             18.98
1999                                                                             18.11
2000


During the periods shown above, the highest quarterly return was            %
(for the quarter ended            ), and the lowest was      % (for the quarter
ended            ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE


                                                                                          Since
Average Annual Total Returns                                    Past         Past       Inception
(for periods ended December 31, 2000)                         One Year    Five Years    (1/12/94)
FUND SHARES                                                        %            %              %
STANDARD & POOR'S 500 INDEX*                                       %            %              %


* This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

                          GROWTH FUND OF THE NORTHWEST


OBJECTIVE This Fund (referred to as Northwest Fund in this Prospectus) seeks long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, Idaho, Montana, Oregon and Washington. The Fund's investments may include REAL ESTATE INVESTMENT TRUSTS (REITS).


In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.


Among the principal risks of investing in the Fund are:

- Market Risk               - Non-Diversification Risk
- Credit Risk               - Derivatives Risk
- Currency Risk             - Liquidity Risk
- Foreign Investment Risk   - Management Risk
- Geographic                - Smaller Company Risk
  Concentration Risk


YEARLY performance*
[Income Fund Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             40.37
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 2000)                         One Year       (4/28/98)
FUND SHARES                                                         %              %
STANDARD & POORS 500 INDEX**                                        %              %


 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

                                  GROWTH fund

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.


In selecting investments for the Fund, Janus Capital Corporation, the Fund's sub-advisor, looks for individual companies that it believes have exceptional potential for growth, regardless of economic conditions. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.


Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance
[Yearly Performance Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                              2.69
1995                                                                             37.34
1996                                                                             16.15
1997                                                                             11.24
1998                                                                             59.04
1999                                                                             97.09
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE


Average Annual Total Returns                                    Past         Past       Since Inception
(for periods ended December 31, 2000)                         One Year    Five Years       (5/7/93)
FUND SHARES                                                         %            %               %
STANDARD & POOR'S 500 INDEX*                                        %            %               %


* This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

                               MID CAP STOCK fund

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily (at least 65% of its assets) in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

- Market Risk               - Leveraging Risk
- Credit Risk               - Derivatives Risk
- Currency Risk             - Liquidity Risk
- Foreign Investment Risk   - Management Risk
                            - Smaller Company Risk


NO PERFORMANCE INFORMATION IS PRESENTED FOR THE MID CAP STOCK FUND BECAUSE IT HAD NOT YET BEEN OPERATIONAL FOR A FULL YEAR AS OF THE DATE OF THIS PROSPECTUS.

                              SMALL CAP STOCK fund


OBJECTIVE  This Fund seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities, including FOREIGN INVESTMENTS, of companies with market capitalizations of less than $1.4 billion. The Fund may also utilize STRATEGIC TRANSACTIONS (derivatives), such as futures and options on futures.


In selecting investments for the Fund, WM Advisors looks for small capitalization companies that it expects to achieve growth in earnings and revenues or that it believes are currently undervalued relative to their true worth.
Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance
[Emerging Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1995                                                                             30.99
1996                                                                             10.04
1997                                                                             12.59
1998                                                                              8.09
1999                                                                             71.09
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE


Average Annual Total Returns                                    Past         Past       Since Inception
(for periods ended December 31, 2000)                         One Year    Five Years       (1/12/94)
FUND SHARES                                                         %            %               %
STANDARD & POOR'S 500 INDEX*                                        %            %               %
RUSSELL 2000 INDEX**                                                %            %               %


 * This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

** This index represents the smallest 2000 companies in the Russell 3000 Index and is used to measure the small-cap market.

                           INTERNATIONAL GROWTH fund

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives), such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.



In selecting investments for the Fund, Capital Guardian Trust Company, the Fund's sub-advisor, seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts, and blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.


Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance
[International Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                              1.88
1995                                                                              6.61
1996                                                                              9.04
1997                                                                             -2.64
1998                                                                              5.20
1999                                                                             51.96
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE


Average Annual Total Returns                                    Past         Past       Since Inception
(for periods ended December 31, 2000)                         One Year    Five Years       (5/7/93)
FUND SHARES                                                         %            %                %
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX*                    %            %                %


* This index includes stock markets of Europe, Australasia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

                             SHORT TERM INCOME fund

OBJECTIVE This Fund (formerly known as Short Term High Quality Bond Fund) seeks as high a level of current income as is consistent with prudent investment management and stability of principal.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high quality, short-term bonds and other FIXED-INCOME SECURITIES which are rated in the top four categories by a nationally recognized statistical rating organization "NRSROs" or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average portfolio duration of three years or less. The Fund's investments may include CORPORATE SECURITIES, U.S. GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS AND MORTGAGE- AND ASSET-BACKED SECURITIES.


Among the principal risks of investing in the Fund are:

- Market Risk               - Leveraging Risk
- Credit Risk               - Derivatives Risk
- Currency Risk             - Liquidity Risk
- Foreign Investment Risk   - Management Risk

YEARLY performance*
[Short Term High Quality Bond Fund Performance Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1995                                                                             9.30
1996                                                                             3.74
1997                                                                             5.90
1998                                                                             5.28
1999                                                                             2.89
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past         Past       Since Inception
(for periods ended December 31, 2000)                         One Year    Five Years       (1/12/94)
FUND SHARES                                                         %            %               %
LEHMAN BROTHERS MUTUAL FUND SHORT (1-5 YEARS)
INVESTMENT GRADE DEBT INDEX**                                       %            %               %


 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This index includes all investment-grade, corporate debt securities with maturities of one to five years.

                        U.S. GOVERNMENT SECURITIES fund

OBJECTIVE This Fund seeks a high level of current income, consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which may involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Leveraging Risk           - Management Risk

YEARLY performance*
[U.S. Government Securities Fund Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             -4.04
1995                                                                             16.89
1996                                                                              3.69
1997                                                                              9.42
1998                                                                              7.03
1999                                                                              0.51
2000


During the periods shown above, the highest quarterly return was      % (for the
quarter ended         ), and the lowest was      % (for the quarter ended
        ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past         Past       Since Inception
(for periods ended December 31, 2000)                         One Year    Five Years       (5/6/93)
FUND SHARES                                                         %            %               %
LEHMAN BROTHERS U.S. GOVERNMENT INDEX**                             %            %               %


 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This index includes all U.S. Government agency and Treasury securities.

                                  INCOME fund

OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be invested in LOWER-RATED SECURITIES (which are sometimes called "junk bonds"). The Fund may also invest in convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk               - Leveraging Risk
- Credit Risk               - Derivatives Risk
- Currency Risk             - Liquidity Risk
- Foreign Investment Risk   - Management Risk

YEARLY performance
[Income Fund Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             -8.13
1995                                                                             25.09
1996                                                                              0.43
1997                                                                             11.35
1998                                                                              7.45
1999                                                                             -2.16
2000

During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

PERFORMANCE TABLE


Average Annual Total Returns                                    Past         Past       Since Inception
(for periods ended December 31, 2000)                         One Year    Five Years       (5/7/93)
FUND SHARES                                                         %            %               %
LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX*                       %            %               %
LEHMAN BROTHERS CORPORATE DEBT BBB-RATED INDEX**                    %            %               %


 * This index is generally considered representative of the U.S. Government and corporate bond markets.

** This index represents all investment-grade, corporate debt securities.

                               MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, FLOATING AND VARIABLE RATE SECURITIES, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, WHEN-ISSUED SECURITIES, and DELAYED-DELIVERY TRANSACTIONS.
Among the principal risks of investing in the Fund are:

- Market Risk               - Liquidity Risk
- Credit Risk               - Management Risk
- Foreign Investment Risk   - Money Market Risk

YEARLY performance*
[Money Market Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             3.71
1995                                                                             5.46
1996                                                                             4.97
1997                                                                             4.99
1998                                                                             5.01
1999                                                                             4.56


During the periods shown above, the highest quarterly return was      % (for the
quarter ended            ), and the lowest was      % (for the quarter ended
           ). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past         Past       Since Inception
(for periods ended December 31, 2000)                         One Year    Five Years       (5/10/93)
 FUND SHARES                                                        %            %               %
 SALOMON BROTHERS 3-MONTH U.S. TREASURY BILL INDEX**                %            %               %


 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

                           SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Portfolio or Fund changes with the value of the investments held by that Portfolio or Fund. Many factors can affect that value, and it is possible that you may lose money on investments in the Portfolios and Funds. Factors that can affect a particular Portfolio or Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. That section also includes more information about the Funds, their investments and the related risks.



+ MARKET RISK. Each of the Portfolios and Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.



   One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Portfolio or Fund is likely to be worth less because its income-producing equity or debt investments are likely to be worth less. This type of risk is generally greater for securities with longer maturities.


   Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.

   Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and PAY-IN-KIND securities.

   The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.


+ CREDIT RISK. Each of the Funds and Portfolios may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to any of a Fund's portfolio transactions (including REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in CREDIT RATINGS, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and Income Funds that invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.



+ CURRENCY RISK.  Funds such as the Equity Income, Growth & Income, Growth, Mid
  Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds that invest in securities denominated in, and/or receive revenues in, FOREIGN CURRENCIES will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.



+ FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS, such as the Equity Income Growth & Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, Income and Money Market Funds may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The Northwest and Money Market Funds may also make U.S. dollar denominated foreign investments.



+ GEOGRAPHIC CONCENTRATION RISK. The Northwest Fund invests significant portions of its assets in the concentrated geographic area of the northwestern United States, and thus generally has more exposure to regional economic risks than Funds making investments more broadly.



+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities and Income Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. The Growth, Mid Cap Stock, Small Cap Stock, International Growth and Short Term Income Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.



+ NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. Each of the California Municipal, California Insured Intermediate Municipal and California Money Funds is non-diversified. This means they can invest a greater portion of their assets in a relatively small number of issuers and will have greater concentration of risk. Some of those issuers may present substantial credit or other risks.


+ DERIVATIVES RISK. Each of the Funds, except the Money Market Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS, such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to involve greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.


+ MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or Funds.


+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitaliza-tions. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, generally have the greatest exposure to this risk.


+ MONEY MARKET RISK. While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund, as a result of a deterioration in the credit quality of issuers whose securities the Fund holds or an increase in interest rates, may not be able to maintain a net asset value of $1.00 per share. In addition, the Money Market Fund is particularly subject to the risk that the purchasing power of your investment may be eroded over time by inflation.

+ PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to make additional investments. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio performance to the extent that the Funds may be required to sell securities or invest at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.


+ PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by its Advisors and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.



   In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds and up to 25% of its assets in the WM High Yield Fund. Each of these Funds may invest significant amounts of its assets in lower-rated securities ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the Growth, Mid Cap Stock, Small Cap Stock or International Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.


   In addition to the expenses of the underlying Funds, which are indirectly borne by investors in the Portfolio, investment in the Funds through the Portfolios involves certain expenses that would not be present in a direct investment in the Funds. See "Dividends, Distributions and Taxes" for additional information about tax implications of investing in the Funds and Portfolios.

   Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

   The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds.

                            PRINCIPAL RISKS by fund


The following chart summarizes the Principal Risks of each Fund other than Market Risk, Credit Risk, Liquidity Risk and Management Risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                                   Foreign     Geographic                                                  Smaller  Money
                       Currency   Investment  Concentration  Leveraging  Non-Diversification  Derivatives  Company  Market
                         Risk        Risk         Risk          Risk            Risk             Risk       Risk     Risk
    EQUITY INCOME          X          X                          X                                 X          X
    fund
    GROWTH &
    INCOME                 X          X                          X                                 X          X
    fund
    NORTHWEST              X          X             X            X                X                X          X
    fund
    GROWTH
    fund                   X          X                          X                                 X          X
    MID CAP STOCK
    fund                   X          X                          X                                 X          X
    SMALL CAP
    STOCK                  X          X                          X                                 X          X
    fund
    INTERNATIONAL
    GROWTH                 X          X                          X                                 X          X
    fund
    SHORT TERM INCOME      X          X                          X                                 X
    fund
    U.S. GOVERNMENT
    SECURITIES                                                   X                                 X
    fund
    INCOME
    fund                   X          X                          X                                 X
    MONEY
    MARKET                                                                                                            X
    fund

      Portfolio
     Reallocation
         Risk
          X
          X
          X
          X
          X
          X
          X
          X
          X
          X

                    DESCRIPTION OF THE PORTFOLIOS AND FUNDS


This section provides a more complete description of the principal investment strategies and risks of each Portfolio and Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities, and may prevent the Funds from achieving their goals. You can find additional descriptions of the Portfolios' and Funds' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.



STRATEGIC ASSET MANAGEMENT PORTFOLIOS


The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds listed in this Prospectus and the WM High Yield Fund. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. WM Advisors may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, WM Advisors' outlook for the economy and the financial markets, and the relative market valuations of the Funds.

Each of the Portfolios may invest in the WM High Yield Fund, a diversified mutual fund managed by WM Advisors. The Fund, which is not available for direct purchase through a variable annuity contract, invests primarily in below investment grade bonds (sometimes referred to as "junk bonds"). It is subject to the same principal risks as the Income Fund with a higher degree of credit risk, foreign investment risk and smaller company risk.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest directly in stock or bond index futures and options thereon and the following short-term instruments:

- short-term securities issued by the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of WM Advisors;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.


At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Index Services ("S&P") ; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with WM Advisors' current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may use futures contracts and options only for bona fide hedging transactions. Futures contracts and options may be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder approval, each Portfolio will concentrate its investments in shares of the Funds.

EQUITY FUNDS


EQUITY INCOME FUND. The Fund invests in a combination of equity and fixed-income securities. Under normal market conditions, at least 25% of the Equity Income Fund's assets will be invested in fixed-income securities, including preferred stocks and that portion of the value of convertible securities which is not attributable to a conversion feature. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities, and may also invest up to 35% of its assets, in below investment grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of its total net assets. The Fund may invest up to 25% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade bonds fixed-income securities.


NORTHWEST FUND. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the common stocks of companies whose principal executive offices are located in the Northwest states of Alaska, Idaho, Montana, Oregon and Washington.


The Fund is permitted to invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs.

Because the Fund concentrates its investments in companies located or doing business in the Northwest, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within the five-state area.


GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 20% of its assets in below investment grade debt bonds.


The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 65% of its assets) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade bonds.


The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of its total net assets. The Fund may invest up to 25% of its assets in securities of foreign issuers.

SMALL CAP STOCK FUND. The Small Cap Stock Fund invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. In addition to common stock, the

Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities of issuers located in developing or emerging countries. The Fund may invest up to 35% of its assets in below investment grade bonds if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.


INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any developed country. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS


SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years of the present value of future cash flows, including interest payments and principal repayments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.


The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase.

The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may invest up to 5% of its assets in preferred stock.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agree-ments or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. It is a policy of the Fund to invest only in U.S. Government securities, including mortgage-backed securities and collateralized mortgage obligations and repurchase agreements which are secured by U.S. Government securities. The Fund may borrow up to 30% of its total net assets for emergency, non-investment purposes and may enter into dollar roll transactions.

INCOME FUND.  The Income Fund invests most of its assets in:

- debt and convertible debt securities;

- U.S. Government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;

- Commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.

The Fund may invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund.

The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. It will only purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities that are, or have issuers that are:

- rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities;

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by the Money Market Fund (except U.S. Government securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and the Fund's average portfolio maturity will not exceed 90 days. The Money Market Fund will attempt to maintain a stable net asset value ("NAV") of $1.00, but there can be no assurance that it will be able to do so.

The Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. Government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate securities rated in one of the two highest rating categories by Moody's or S&P; and

- repurchase agreements.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds and Portfolios may invest, and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Fund's or Portfolio's investment objective and a summary of risks and restrictions associated with these securities and investment practices. Although the WM High Yield Fund is not mentioned specifically below because it is not available for direct purchase through the Contracts, some of the practices listed below may apply to the WM High Yield Fund in which the Portfolios may invest. For more information, see the SAI.


BORROWING. The Funds and Portfolios may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth & Income, Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and Money Market Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The Equity Income and Northwest Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.


The Short Term Income, U.S. Government Securities and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date, typically 30 or 60 days after the original sale. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is decline in the securities sold (and required to be repurchased).

FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund or Portfolio and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities rated in the lower end of the investment-grade category (Baa or BBB) and below investment-grade securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON securities, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may purchase floating rate, inverse floating rate and variable rate investments, including participation interests therein.

The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.

Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by WM Advisors or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

These Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.


These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds other than the Equity Income, Growth & Income, Northwest, U.S. Government and Money Market Funds may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


FOREIGN INVESTMENTS. The Equity Income, Growth & Income, Northwest, Mid Cap Stock and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The Growth, Small Cap Stock, International Growth, Short Term Income and Income Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:


- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.



GEOGRAPHIC CONCENTRATION. Potential investors in the Northwest Fund should consider the greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of the States in the Northwest. See the SAI for a more detailed description of these risks.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (its sub-advisor), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.


ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of the Money Market Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:


- repurchase agreements with maturities greater than seven days;


- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).


Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Portfolios' and Funds' Board of Trustees.



Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, Northwest, U.S. Government Securities, Income and Money Market Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.



LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Stock, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of its total assets. The Equity Income, Growth & Income, Northwest, Mid Cap Stock, U.S. Government Securities, Income and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.



LOWER-RATED SECURITIES. The Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and Income Funds may each invest up to 35% of their total assets in below-investment grade debt securities, sometimes referred to as "junk bonds."

Below-investment grade debt securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Equity Income, Growth & Income and Mid Cap Stock, Short-Term Income, U.S. Government Securi-ties and Income Funds may invest in mortgage-backed securities, which represent participations in, or are secured by mortgage loans and include collateralized mortgage obligations and stripped mortgage-backed securities.


Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed securities typically include both interest and a partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The fund may have to invest the proceeds from prepaid investments under less attractive terms and yields.

Prepayments are particularly common during periods of declining interest rates, when property owners seek to refinance their mortgages on more favorable terms; the reverse is true during periods of rising interest rates. Mortgage-backed securities are therefore less likely to increase in value during periods of declining interest rates than other debt of comparable maturities. In addition, they have a higher risk of decline in value during periods of rising interest rates because declining prepayment rates effectively increase the average maturity of the fund's investments (and, therefore, its sensitivity to changes in interest rates) at times when that is least desirable. These investments can increase the volatility of the fund.

The Short Term Income, U.S. Government Securities, and Income Funds may also invest in GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions (PRINCIPAL-ONLY SECURITIES OR "PO STRIPS") or interest distributions (INTEREST-ONLY SECURITIES OR "IO STRIPS") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be.

The U.S. Government guarantees the timely payment of interest and principal for GNMA securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. Also the guarantees do not extend to the yield or value of the Fund's shares. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.


In addition, the Equity Income, Mid Cap Stock, Growth & Income, U.S. Government Securities, and Income Funds may also invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they may not be issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). Commercial mortgage-backed securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.


The Equity Income, Mid Cap Stock, Small Cap Stock, Short Term Income and Money Market Funds may purchase asset-backed securities. These Funds will not invest more than 10% of their total assets in asset-backed securities, except that the Short Term Income Fund may invest up to 25% of its total assets in such securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.


REAL ESTATE INVESTMENT TRUSTS. The Equity Income, Growth & Income, Northwest, Mid Cap Stock and Income Funds may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


REPURCHASE AGREEMENTS. All of the Portfolios and Funds may invest in repurchase agreements, which are purchases of underlying debt securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.



STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Portfolio and Fund, except the Money Market Fund, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."


Strategic Transactions may be used:

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

- to facilitate the sale of such securities for investment purposes;

- to manage the effective maturity or duration of the Fund's portfolio; or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.

The use of Strategic Transactions involves special considerations and risks; for example:


- the ability of the Portfolio or Fund to utilize Strategic Transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements:


- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund or Portfolio;


- the risk that the Portfolio or Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction; and


- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.


U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and securities issued or guaranteed by U.S. Government agencies or instrumentalities. Some securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

When-issued securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.


PORTFOLIO TRANSACTIONS AND TURNOVER. Each Portfolio's and Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. WM Advisors and the sub-advisors will not consider a Portfolio's or Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.

                       HOW CAN I INVEST IN THE PORTFOLIOS
                                   AND FUNDS?


Shares of the Portfolios and Funds are currently offered only to insurance company separate accounts for the purpose of providing investment choices under their variable annuity and variable life contracts (the "Contracts") and to qualified pension and retirement plans. American General Life Insurance is presently the sole record Shareholder of the Funds and Portfolios (except for certain "seed money" holdings by WM Shareholder Services, Inc. an affiliate of WM Advisors).


PURCHASE AND REDEMPTION


The shares of the Portfolios and Funds are sold in a continuous offering. Net purchase payments under the Contracts are placed in one or more of the divisions of the insurance company separate account and are invested in the shares of the Funds corresponding to such divisions. Shares of the Portfolios and Funds are purchased and redeemed at net asset value without sales or redemption charges.



For each day on which a Portfolio's or Fund's net asset value is calculated, each separate account transmits to the Trust any orders to purchase or redeem shares of the Portfolio(s) and Fund(s) based on the purchase payments, redemption (surrender) requests and transfer requests from Contract owners, annuitants or beneficiaries which are priced as of that day. Purchases and redemptions are effected at the net asset value next-determined after receipt by the Trust of a properly completed purchase or redemption order.


All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemption, if permitted under the 1940 Act, for any period during which the New York Stock Exchange is closed, when trading is restricted by the SEC, or when the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.


                               TAX CONSIDERATIONS


The tax consequences of your investment in the Trust depend upon the specific provisions of your Contract. For more tax information regarding your Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Funds and Portfolios and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.


Each Portfolio and Fund intends to qualify separately each year as a "regulated investment company" and, thus, does not expect to pay any federal income tax on income and capital gain distributed to shareholders.



Although the Trust intends that it and each Portfolio and Fund will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Fund incurring such liability will be adversely affected. In addition, Portfolios or Funds investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Portfolios or Funds.



Because the Trust funds certain types of variable annuities and variable life contracts each Portfolio or Fund also intends to meet the investment diversification requirements of subchapter L of the Code. Were any Portfolio or Fund to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed immediately on investment earnings and gains, under their Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements. For additional tax information, see "Taxes" in the SAI.



Distributions of net investment income (i.e., all income other than capital gains) and of net realized capital gains on securities will be determined separately for each Portfolio and Fund. Dividends and distributions paid by a Fund or Portfolio will be automatically reinvested (at current net asset value) in additional full and fractional shares of that Portfolio or Fund. The Money Market Fund intends to distribute its net income as dividends for each day that net asset value is determined. Such dividends will be declared daily and paid monthly. The Short Term Income, U.S. Government Securities and Income Funds will declare and pay quarterly dividends from net investment income, and the Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds will declare and pay such dividends annually. Each of the Balanced, Flexible Income and Conservative Balanced Portfolios will declare and pay dividends quarterly. Both the Strategic Growth Portfolio and Conservative Growth Portfolio will declare and pay dividends annually. All Portfolios and Funds will distribute annually any net realized capital gains on securities held for more than one year ("long-term capital gain"). Distributions of any net short-term capital gains earned by a Portfolio or Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.



THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS OR FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS OR FUNDS.

HOW NAV IS DETERMINED


Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.


ADVISOR AND SUB-ADVISORS



The Portfolios and Funds are managed by WM Advisors, Inc., which is referred to as the Advisor in this Prospectus. The Advisors address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth and International Growth Funds, to a sub-advisor. Each Portfolio and Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information, see the SAI.



The Advisor has been in the business of investment management since 1944, and its predecessor advised a mutual fund beginning in 1939. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Portfolio's or Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios and Funds. In connection with its service as investment advisor to each Portfolio and Fund, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Portfolio or Fund and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's or Fund's assets. The Advisor is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.



The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:



JANUS CAPITAL CORPORATION, 100 Fillmore Street, Denver, Colorado 80206, also called "Janus" in this Prospectus, acts as sub-advisor to the Growth Fund. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of December 31, 2000, Janus' assets under management were in excess of $250 billion.



CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, CA 90071, also called "Capital Guardian" in this Prospectus, acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. ("GCI"), which is in turn owned by the Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $121 billion as of December 31, 2000.



INDIVIDUAL FUND MANAGERS



Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Officer of the Advisor, and Stephen Q. Spencer, CFA, Vice President and Senior Portfolio Manager of the Advisor, have been primarily responsible for the day-to-day management of the

Growth & Income Fund since January 2000. Mr. Spencer has been primarily responsible for the day-to-day management of the Mid Cap Stock Fund since March 2001, and previously had co-managed the Fund with Mr. Yoakum since the Fund's inception. Mr. Yoakum also leads a team of investment professionals in managing each of the Portfolios and has done so since January 2000. Prior to assuming these duties, Mr. Yoakum was Chief Investment Officer for D.A. Davison & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Spencer has been employed by the Advisor since September 1999. Prior to that, Mr. Spencer was a portfolio manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985. Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the Equity Income Fund since March 2001. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999. Prior to that, Mr. Helm worked for several years for Morgan Stanley Asset Management and its affiliates, including serving as a Portfolio Manager and Analyst. David W. Simpson, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Northwest Fund since 1993. Mr. Simpson has been employed by the Advisor since 1993. Linda C. Walk, CFA, is Vice President and Senior Portfolio Manager of the Advisor, and has been primarily responsible for the day-to-day management of the Small Cap Stock Fund since January 2000. She shared that responsibility with Mr. Simpson from March 1998 to January 2000. Prior to 1997, Ms. Walk was a Portfolio Manager at Laird Norton Trust Company since 1996. Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the High Yield and Income Funds. He has managed these Funds since March 1998 and 1992, respectively, and has been employed by the Advisor since 1992. Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years. Audrey S. Quaye, CFA, CPA, Vice President and Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the Money Market, Tax-Exempt Money Market and California Money Funds. She has managed such Funds since 1997, 1997, and March 1998, respectively, and has been employed by the Advisor since 1996.



Warren B. Lammert, CFA, has had primary responsibility for the day-to-day management of the Growth Fund since its inception. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.



Capital Guardian Trust Company ("Capital Guardian") has been sub-advisor for the International Growth Fund since June 23, 1999. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of the portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Arthur J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Robert Ronus, Lionel M. Sauvage, Nilly Sikorsky and Rudolf
M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of The Capital Group Companies, Inc. He has been employed by the Capital Group Organization since 1969. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group Organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Analyst Group organization since 1987. Mr. Havas, who has been with the Capital Group Organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group Organization since 1991, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin, and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. Mr. Ronus, is a President and a Director of Capital Guardian, as well as Chairman of the Board of Directors of Capital Guardian (Canada), Inc., a Director of the Capital Group Companies, Inc. and Capital Group International, Inc., and a Senior Vice President of Capital International S.A. and Capital International Limited. Mr. Ronus has been employed by The Capital Group Organization since 1972. Mr. Sauvage is a Senior Vice President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by The Capital Group Organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., as well as serving as a Director of the Capital Group Companies, Inc., Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by The Capital Group Organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by The Capital Group Organization since 1981.


The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund or Portfolio, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Fund or Portfolio shares may receive additional compensation or other incentives for selling Fund or Portfolio shares.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds and Portfolios paid management fees to WM Advisors at the following rates:


                                       Fees Paid as a Percentage
FUNDS                                        of Net Assets
-------------------------------------------------------------------
Strategic Growth Portfolio........                 %
Conservative Growth Portfolio.....                 %
Balanced Portfolio................                 %
Conservative Balanced Portfolio...                 %
Flexible Income Portfolio.........                 %
Income Fund.......................                 %
Equity Income Fund................                 %
Growth & Income Fund..............                 %
Northwest Fund....................                 %
Growth Fund.......................                 %
Mid Cap Stock Fund*...............                 %
Small Cap Stock Fund..............                 %
International Growth Fund.........                 %
Short Term Income Fund............                 %
U.S. Government Securities Fund...                 %
Money Market Fund.................                 %


---------------------

* The Mid Cap Stock Fund has not completed a full fiscal year. The rate shown is the rate it has agreed to pay WM Advisors.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The Financial Highlights Table is intended to help you understand the Portfolios' and Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolios' or Funds' operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or Fund (assuming reinvestment of all dividends and distributions). The information provided below for periods ended on or after December 31, 1998 has been audited by Deloitte & Touche LLP. The information provided below for periods prior to December 31, 1998 has been audited by other auditors. The Independent Auditors' Reports, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

  STRATEGIC GROWTH PORTFOLIO


                                                                                            FISCAL PERIOD
                                                                      YEAR ENDED                ENDED
                                                                     DECEMBER 31,           DECEMBER 31,
                                                              ---------------------------   -------------
                                                               2000      1999      1998         1997*
                                                              -------------------------------------------
Net asset value, beginning of period........................   $19.59    $13.46    $10.70       $10.00
                                                              -------   -------   -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................     0.13(6)   0.05++    0.17++       0.10
  Net realized and unrealized gain on investments...........    (0.84)     6.35      2.63         0.60#
                                                              -------   -------   -------      -------
    Total from investment operations........................    (0.71)     6.40      2.80         0.70
                                                              -------   -------   -------      -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................    (0.11)    (0.16)    (0.03)           -
  Distributions from net realized gains.....................    (0.16)    (0.11)    (0.01)           -
                                                              -------   -------   -------      -------
    Total distributions.....................................    (0.27)    (0.27)    (0.04)           -
                                                              -------   -------   -------      -------
Net asset value, end of period..............................   $18.61    $19.59    $13.46       $10.70
                                                              =======   =======   =======      =======
Total return+...............................................  (3.73)%    47.95%    26.19%        7.00%
                                                              =======   =======   =======      =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................  $98,431   $35,500    $4,949         $591
  Ratio of operating expenses to average net assets
  (a)(b)....................................................    0.30%     0.35%     0.35%        0.35%**
  Ratio of net investment income to average net assets......    0.67%     0.35%     1.42%        0.51%**
  Portfolio turnover rate...................................      12%        7%       39%          11%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and fees reduced by
   credits allowed by the custodian (b).....................    0.30%     0.43%     0.80%       15.54%**


---------------------

  * The Portfolio commenced operations on June 3, 1997.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
(a) Ratio of operations expenses to average net assets includes expenses paid indirectly.
(b) The Portfolio will also indirectly bear its prorated share of expenses of the underlying funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CONSERVATIVE GROWTH PORTFOLIO


                                                                                              FISCAL PERIOD
                                                                       YEAR ENDED                 ENDED
                                                                      DECEMBER 31,            DECEMBER 31,
                                                              -----------------------------   -------------
                                                                2000       1999      1998         1997*
                                                              ---------------------------------------------
Net asset value, beginning of period........................    $17.10     $12.54    $10.49       $10.00
                                                              --------   --------   -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................      0.27(6)    0.12++    0.20++       0.07
  Net realized and unrealized gain on investments...........     (0.69)      4.76      1.89         0.42#
                                                              --------   --------   -------      -------
    Total from investment operations........................     (0.42)      4.88      2.09         0.49
                                                              --------   --------   -------      -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................     (0.07)     (0.16)    (0.03)           -
  Distributions from net realized gains.....................     (0.15)     (0.16)    (0.01)           -
                                                              --------   --------   -------      -------
    Total distributions.....................................     (0.22)     (0.32)    (0.04)           -
                                                              --------   --------   -------      -------
Net asset value, end of period..............................    $16.46     $17.10    $12.54       $10.49
                                                              ========   ========   =======      =======
Total return+...............................................   (2.49)%     39.36%    19.91%        4.90%
                                                              ========   ========   =======      =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................  $293,442   $155,790   $10,072       $1,374
  Ratio of operating expenses to average net assets
  (a)(b)....................................................     0.28%      0.35%     0.35%        0.35%**
  Ratio of net investment income to average net assets......     1.59%      0.85%     1.79%        1.24%**
  Portfolio turnover rate...................................       13%        12%       35%          42%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and fees reduced by
   credits allowed by the custodian (b).....................     0.28%      0.36%     0.57%        6.67%**


---------------------

  * The Portfolio commenced operations on June 3, 1997.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b) The Portfolio will indirectly bear its prorated share of expenses of the underlying funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BALANCED PORTFOLIO


                                                                                              FISCAL PERIOD
                                                                       YEAR ENDED                 ENDED
                                                                      DECEMBER 31,            DECEMBER 31,
                                                              -----------------------------   -------------
                                                                2000       1999      1998         1997*
                                                              ---------------------------------------------
Net asset value, beginning of period........................    $14.92     $12.20    $10.47        $10.00
                                                              --------   --------   -------     ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................      0.41(6)    0.34++    0.31++        0.13
  Net realized and unrealized gain on investments...........     (0.32)      2.95      1.49          0.34#
                                                              --------   --------   -------     ---------
    Total from investment operations........................      0.09       3.29      1.80          0.47
                                                              --------   --------   -------     ---------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................     (0.43)     (0.48)    (0.07)            -
  Distributions from net realized gains.....................     (0.08)     (0.09)        -             -
                                                              --------   --------   -------     ---------
    Total distributions.....................................     (0.51)     (0.57)    (0.07)      --
                                                              --------   --------   -------     ---------
Net asset value, end of period..............................    $14.50     $14.92    $12.20        $10.47
                                                              ========   ========   =======     =========
Total return+...............................................     0.49%     27.71%    17.18%         4.70%
                                                              ========   ========   =======     =========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in)............................  $305,399   $170,527   $11,161        $2,354
  Ratio of operating expenses to average net assets
  (a)(b)....................................................     0.29%      0.35%     0.35%         0.35%**
  Ratio of net investment income to average net assets......     2.76%      2.70%     2.79%         2.34%**
  Portfolio turnover rate...................................       15%        13%       33%           15%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and fees reduced by
   credits allowed by the custodian (b).....................     0.29%      0.35%     0.54%         3.97%**


---------------------

  * The Portfolio commenced operations on June 3, 1997.
 ** Annualized.
  + Total return represents aggregate total return for the periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator of if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to time of sales and redemptions of Portfolio shares.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b) The Portfolio will indirectly bear its prorated share of expenses of the underlying funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  CONSERVATIVE BALANCED PORTFOLIO



                                                                   YEAR ENDED           FISCAL PERIOD ENDED
                                                                  DECEMBER 31,             DECEMBER 31,
                                                              ---------------------    ---------------------
                                                               2000        1999         1998        1997*
                                                              ----------------------------------------------
Net asset value, beginning of period........................   $9.90       $10.42       $10.00        $10.00
                                                              ------      -------      -------    ----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................    0.49(6)      0.71++       0.56++           -
  Net realized and unrealized loss on investments...........   (0.00)(9)    (0.52)       (0.14)            -
                                                              ------      -------      -------    ----------
    Total from investment operations........................    0.49         0.19         0.42             -
                                                              ------      -------      -------    ----------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................   (0.49)       (0.70)           -             -
  Distributions from net realized gains.....................   (0.00)(9)    (0.01)           -             -
  Distributions in excess of net realized gains.............      --        (0.00)##         -             -
                                                              ------      -------      -------    ----------
    Total distributions.....................................   (0.49)       (0.71)           -             -
                                                              ------      -------      -------    ----------
Net asset value, end of period..............................   $9.90        $9.90       $10.42        $10.00#
                                                              ======      =======      =======    ==========
Total return+...............................................   5.03%        1.88%        4.23%         0.00%
                                                              ======      =======      =======    ==========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................  $8,736       $7,206         $829            $0
  Ratio of operating expenses to average net assets
  (a)(b)....................................................   0.37%        0.35%        0.35%**       0.35%**
  Ratio of net investment income to average net assets......   4.99%        7.07%        7.39%**       0.00%**
  Portfolio turnover rate...................................     67%          17%          61%           99%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and fees reduced by
   credits allowed by the custodian (b).....................   0.44%        0.59%        5.37%**   7,567.04%**


---------------------
  * The Income Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Represents offering share price.
 ## Amount represents less than $0.01 per share.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b) The Portfolio will indirectly bear its prorated share of expenses of the underlying funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  FLEXIBLE INCOME PORTFOLIO


                                                                                            FISCAL PERIOD
                                                                      YEAR ENDED                ENDED
                                                                     DECEMBER 31,           DECEMBER 31,
                                                              ---------------------------   -------------
                                                               2000      1999      1998         1997*
                                                              -------------------------------------------
Net asset value, beginning of period........................   $11.86    $11.38    $10.23       $10.00
                                                              -------   -------   -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................     0.58(6)   0.58++    0.48++       0.04
  Net realized and unrealized gain on investments...........     0.10      0.41      0.69         0.19#
                                                              -------   -------   -------      -------
    Total from investment operations........................     0.68      0.99      1.17         0.23
                                                              -------   -------   -------      -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................    (0.58)    (0.50)    (0.02)           -
  Distributions from net realized gains.....................    (0.06)    (0.01)        -            -
                                                              -------   -------   -------      -------
    Total distributions.....................................    (0.64)    (0.51)    (0.02)           -
                                                              -------   -------   -------      -------
Net asset value, end of period..............................   $11.90    $11.86    $11.38       $10.23
                                                              =======   =======   =======      =======
Total return+...............................................    5.79%     8.58%    11.75%        2.30%
                                                              =======   =======   =======      =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................  $40,049   $25,846    $1,107         $100
  Ratio of operating expenses to average net assets
  (a)(b)....................................................    0.31%     0.35%     0.35%        0.34%**
  Ratio of net investment income to average net assets......    4.84%     5.09%     4.90%        7.04%**
  Portfolio turnover rate...................................      14%        4%       78%           5%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and fees reduced by
   credits allowed by the custodian (b).....................    0.31%     0.41%     1.51%      116.19%**


---------------------
  * The Portfolio commenced operations on September 9, 1997.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b) The Portfolio will also bear its prorated share of expenses of the underlying funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  EQUITY INCOME FUND



                                                                                             PERIOD
                                                                                             ENDED
                                                               YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                              -------------------------   ------------
                                                                 2000          1999          1998*
                                                              ----------------------------------------
Net asset value, beginning of period........................     $10.50        $10.27        $10.00
                                                              ---------     ---------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................       0.36(6)       0.33++        0.16++
  Net realized and unrealized gain/(loss) on investments....       1.42         (0.07)#        0.14
                                                              ---------     ---------      --------
    Total from investment operations........................       1.78          0.26          0.30
                                                              ---------     ---------      --------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................      (0.17)        (0.03)        (0.03)
                                                              ---------     ---------      --------
    Total distributions.....................................      (0.17)        (0.03)        (0.03)
                                                              ---------     ---------      --------
Net asset value, end of period..............................     $12.11        $10.50        $10.27
                                                              =========     =========      ========
Total return+...............................................     17.19%         2.49%         3.02%
                                                              =========     =========      ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................    $46,744       $11,797        $2,586
  Ratio of operating expenses to average net assets (a).....      0.98%         1.17%       1.50%**
  Ratio of net investment income to average net assets......      3.31%         3.22%       2.26%**
  Portfolio turnover rate...................................        40%           25%           28%
  Ratio of operating expenses to average net assets without
   fee waivers and fees reduced by credits allowed by the
   custodian................................................      0.99%         1.19%       2.49%**


---------------------

  * The Fund commenced operations on April 28, 1998.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares. (a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  GROWTH & INCOME FUND


                                                                           YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                                2000       1999       1998      1997      1996
                                                              --------------------------------------------------
Net asset value, beginning of year..........................    $18.58     $16.97     $16.92    $14.29    $12.83
                                                              --------   --------   --------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................      0.07(6)     0.06++     0.06     0.06      0.12++
  Net realized and unrealized gain on investments...........      0.37       2.93       2.97      3.90      2.54
                                                              --------   --------   --------   -------   -------
    Total from investment operations........................      0.44       2.99       3.03      3.96      2.66
                                                              --------   --------   --------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................     (0.04)     (0.04)     (0.09)    (0.10)    (0.12)
  Distributions from net realized gains.....................     (0.75)     (1.34)     (2.89)    (1.23)    (1.08)
                                                              --------   --------   --------   -------   -------
    Total distributions.....................................     (0.79)     (1.38)     (2.98)    (1.33)    (1.20)
                                                              --------   --------   --------   -------   -------
Net asset value, end of year................................    $18.23     $18.58     $16.97    $16.92    $14.29
                                                              ========   ========   ========   =======   =======
Total return+...............................................     2.36%     18.11%     18.98%    28.50%    21.81%
                                                              ========   ========   ========   =======   =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)........................  $309,992   $205,960   $125,295   $101,794  $62,445
  Ratio of operating expenses to average net assets (a).....     0.97%      1.05%      1.06%     1.08%     1.13%
  Ratio of net investment income to average net assets......     0.39%      0.34%      0.37%     0.55%     0.93%
  Portfolio turnover rate...................................       31%        38%        78%      109%       83%
  Ratio of operating expenses to average net assets without
   fee waivers and/or fees reduced by credits allowed by the
   custodian................................................     0.97%      1.05%      1.06%     1.08%     1.13%


---------------------

  + The total return would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.

(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND OF THE NORTHWEST


                                                                                             PERIOD
                                                                                             ENDED
                                                               YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                              -------------------------   ------------
                                                                 2000          1999          1998*
                                                              ----------------------------------------
Net asset value, beginning of period........................     $15.14        $10.94        $10.00
                                                                -------       -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)..............................       0.13(6)      (0.00)#        0.00#
  Net realized and unrealized gain on investments...........       0.84          4.37          0.94
                                                                -------       -------       -------
    Total from investment operations........................       0.97          4.37          0.94
                                                                -------       -------       -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................          -         (0.00)#           -
  Distributions from net realized gains.....................      (0.10)        (0.17)            -
                                                                -------       -------       -------
    Total distributions.....................................      (0.10)        (0.17)            -
                                                                -------       -------       -------
Net asset value, end of period..............................     $16.01        $15.14        $10.94
                                                                =======       =======       =======
Total return+...............................................      6.30%        40.37%         9.40%
                                                                =======       =======       =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................    $71,307       $20,429        $2,313
  Ratio of operating expenses to average net assets (a).....      0.91%         1.27%         1.50%**
  Ratio of net investment income/(loss) to average net
    assets..................................................      0.76%         (0.02)%       0.03%**
  Portfolio turnover rate...................................        33%           36%           28%
  Ratio of operating expenses to average net assets without
   fee waivers and fees reduced by credits allowed by the
   custodian................................................      0.91%         1.28%         2.76%**


---------------------

  *  The Fund commenced operations on April 28, 1998.
 **  Annualized.
  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 #   Amount represents less than $0.01 per share.

(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  GROWTH FUND


                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                2000       1999       1998       1997       1996
                                                              ----------------------------------------------------
Net asset value, beginning of year..........................    $38.54     $22.36     $15.41     $16.01     $15.72
                                                              --------   --------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)..............................     (0.03)(6)    (0.19)    (0.09)     0.07       0.00++#
  Net realized and unrealized gain on investments...........     (6.61)     19.89       8.81       1.60       2.42
                                                              --------   --------   --------   --------   --------
    Total from investment operations........................     (6.64)     19.70       8.72       1.67       2.42
                                                              --------   --------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................     (0.02)         -      (0.07)     (0.02)         -
  Distributions from net realized gains.....................     (8.89)     (3.52)     (1.70)     (2.25)     (2.13)
                                                              --------   --------   --------   --------   --------
    Total distributions.....................................     (8.91)     (3.52)     (1.77)     (2.27)     (2.13)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................    $22.99     $38.54     $22.36     $15.41     $16.01
                                                              ========   ========   ========   ========   ========
Total return+...............................................    (22.04)%   97.09%     59.04%     11.24%     16.15%
                                                              ========   ========   ========   ========   ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)........................  $306,551   $369,952   $162,967   $121,766   $116,064
  Ratio of operating expenses to average net assets (a).....     1.10%      1.15%      1.16%      1.18%      1.22%
  Ratio of net investment income/(loss) to average net
    assets..................................................     (0.10)%    (0.78)%    (0.55)%    0.07%      0.01%
  Portfolio turnover rate...................................       83%       129%       112%       158%       169%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian.........................     1.11%      1.15%      1.17%      1.19%      1.22%


---------------------

  + The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
 #   Amount represents less than $0.01 per share.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  SMALL CAP STOCK FUND


                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                               2000      1999      1998      1997      1996
                                                              -----------------------------------------------
Net asset value, beginning of year..........................   $19.13    $14.59    $15.63    $14.70    $13.74
                                                              -------   -------   -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss.......................................    (0.10)    (0.10)++   (0.07)   (0.03)    (0.12)++
  Net realized and unrealized gain on investments...........    (1.65)     8.07      1.21      1.80      1.52
                                                              -------   -------   -------   -------   -------
    Total from investment operations........................    (1.75)     7.97      1.14      1.77      1.40
                                                              -------   -------   -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................        -         -         -         -         -
  Distributions from net realized gains.....................    (1.35)    (3.43)    (2.18)    (0.84)    (0.44)
                                                              -------   -------   -------   -------   -------
    Total distributions.....................................    (1.35)    (3.43)    (2.18)    (0.84)    (0.44)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................   $16.03    $19.13    $14.59    $15.63    $14.70
                                                              =======   =======   =======   =======   =======
Total return+...............................................   (10.58)%  71.09%     8.09%    12.59%    10.04%
                                                              =======   =======   =======   =======   =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)........................  $82,288   $53,616   $44,380   $45,362   $55,887
  Ratio of operating expenses to average net assets (a).....    1.11%     1.19%     1.19%     1.20%     1.20%
  Ratio of net investment loss to average net assets........    (0.61)%   (0.75)%   (0.48)%   (0.58)%   (0.82)%
  Portfolio turnover rate...................................      49%       52%      108%      116%       97%
  Ratio of operating expenses to average net assets without
   fee waivers and/or fees reduced by credits allowed by the
   custodian................................................    1.11%     1.19%     1.20%     1.21%     1.21%


---------------------
  + The total return would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 #  Amount represents less than $0.01 per share.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  INTERNATIONAL GROWTH FUND


                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               2000        1999       1998       1997       1996
                                                              ----------------------------------------------------
Net asset value, beginning of year..........................   $17.63      $11.61     $12.26     $13.02     $12.11
                                                              -------     -------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................     0.02        0.12       0.07++     0.71       0.07++
  Net realized and unrealized gain/(loss) on investments....    (3.42)       5.91       0.64      (0.97)      1.01
                                                              -------     -------   --------   --------   --------
    Total from investment operations........................    (3.40)       6.03       0.71      (0.26)      1.08
                                                              -------     -------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................    (0.43)      (0.01)     (0.72)     (0.26)     (0.17)
  Distributions from net realized gains.....................    (0.15)          -      (0.64)     (0.24)         -
                                                              -------     -------   --------   --------   --------
    Total distributions.....................................    (0.58)      (0.01)     (1.36)     (0.50)     (0.17)
                                                              -------     -------   --------   --------   --------
Net asset value, end of year................................   $13.65      $17.63     $11.61     $12.26     $13.02
                                                              =======     =======   ========   ========   ========
Total return+...............................................   (19.84)%    51.96%      5.20%      (2.64)%    9.04%
                                                              =======     =======   ========   ========   ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)........................  $67,227     $86,632    $60,360    $49,636    $62,355
  Ratio of operating expenses to average net assets (a).....    1.31%       1.39%      1.36%      1.35%      1.39%
  Ratio of net investment income to average net assets......    0.11%       0.87%      0.61%      0.52%      0.56%
  Portfolio turnover rate...................................      40%        161%       118%        84%        98%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian.........................    1.31%       1.40%      1.48%      1.36%      1.39%


---------------------

  + The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
 #  Amount represents less than $0.01 per share.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  SHORT TERM INCOME FUND


                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                               2000      1999      1998      1997      1996
                                                              -----------------------------------------------
Net asset value, beginning of year..........................    $2.39     $2.44     $2.43     $2.43     $2.49
                                                              -------   -------   -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................     0.14      0.12      0.12      0.14      0.15
  Net realized and unrealized gain/(loss) on investments....     0.05     (0.05)     0.01      0.00#    (0.06)
                                                              -------   -------   -------   -------   -------
    Total from investment operations........................     0.19      0.07      0.13      0.14      0.09
                                                              -------   -------   -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................    (0.14)    (0.12)    (0.12)    (0.14)    (0.15)
                                                              -------   -------   -------   -------   -------
    Total distributions.....................................    (0.14)    (0.12)    (0.12)    (0.14)    (0.15)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................    $2.44     $2.39     $2.44     $2.43     $2.43
                                                              =======   =======   =======   =======   =======
Total return+...............................................    8.23%     2.89%     5.28%     5.90%     3.74%
                                                              =======   =======   =======   =======   =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)........................  $43,479   $53,144   $37,399   $11,944   $12,402
  Ratio of operating expenses to average net assets (a).....    0.80%     0.80%     0.85%     1.00%     0.98%
  Ratio of net investment income to average net assets......    5.66%     5.26%     5.45%     6.04%     6.08%
  Portfolio turnover rate...................................      17%       42%       27%       43%      125%
  Ratio of operating expenses to average net assets without
   fee waivers and/or fees reduced by credits allowed by the
   custodian................................................    0.81%     0.81%     0.89%     1.03%     1.06%


---------------------

  + The total return would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 #  Amount represents less than $0.01 per share.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  U.S. GOVERNMENT SECURITIES FUND


                                                                           YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                                2000      1999      1998       1997       1996
                                                              --------------------------------------------------
Net asset value, beginning of year..........................     $9.62    $10.11    $10.04      $9.77     $10.00
                                                              --------   -------   -------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................      0.62(6)    0.54     0.63       0.63       0.58
  Net realized and unrealized gain/(loss) on investments....      0.29     (0.49)     0.06       0.26      (0.23)
                                                              --------   -------   -------   --------   --------
    Total from investment operations........................      0.91      0.05      0.69       0.89       0.35
                                                              --------   -------   -------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................     (0.60)    (0.54)    (0.62)     (0.62)     (0.58)
                                                              --------   -------   -------   --------   --------
    Total distributions.....................................     (0.60)    (0.54)    (0.62)     (0.62)     (0.58)
                                                              --------   -------   -------   --------   --------
Net asset value, end of year................................     $9.93     $9.62    $10.11     $10.04      $9.77
                                                              ========   =======   =======   ========   ========
Total return+...............................................     9.73%     0.51%     7.03%      9.42%      3.69%
                                                              ========   =======   =======   ========   ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)........................  $108,848   $80,015   $41,914    $61,656    $66,563
  Ratio of operating expenses to average net assets (a).....     0.76%     0.83%     0.89%      0.90%      0.94%
  Ratio of net investment income to average net assets......     6.35%     6.02%     5.85%      6.28%      6.18%
  Portfolio turnover rate...................................       10%       15%       22%       194%       282%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian.........................     0.76%     0.83%     1.03%      0.91%      0.94%
  Ratio of operating expenses to average net assets
   including interest expense...............................         -         -     1.02%      1.54%      1.08%


---------------------

  + The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  INCOME FUND


                                                                          YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------
                                                                2000      1999      1998      1997      1996
                                                              ------------------------------------------------
Net asset value, beginning of year..........................     $9.35    $10.24    $10.19     $9.82    $10.48
                                                              --------   -------   -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................      0.65(6)    0.67     0.70      0.70      0.68
  Net realized and unrealized gain/(loss) on investments....      0.30     (0.89)     0.04      0.37     (0.66)
                                                              --------   -------   -------   -------   -------
    Total from investment operations........................      0.95     (0.22)     0.74      1.07      0.02
                                                              --------   -------   -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................     (0.60)    (0.67)    (0.69)    (0.70)    (0.68)
                                                              --------   -------   -------   -------   -------
    Total distributions.....................................     (0.60)    (0.67)    (0.69)    (0.70)    (0.68)
                                                              --------   -------   -------   -------   -------
Net asset value, end of year................................     $9.70     $9.35    $10.24    $10.19     $9.82
                                                              ========   =======   =======   =======   =======
Total return+...............................................    10.45%     (2.16)%   7.45%    11.35%     0.43%
                                                              ========   =======   =======   =======   =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)                          $127,505.. $55,556   $49,654   $51,670   $59,883
  Ratio of operating expenses to average net assets (a).....     0.74%     0.85%     0.96%     0.96%     0.98%
  Ratio of net investment income to average net assets......     6.81%     6.84%     6.69%     6.95%     6.92%
  Portfolio turnover rate...................................        2%       12%        4%       36%       30%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian.........................     0.75%     0.85%     0.96%     0.96%     0.98%
  Ratio of operating expenses to average net assets
   including interest expense...............................                   -         -         -         -


---------------------

  + The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

  MONEY MARKET FUND


                                                                           YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               2000      1999       1998       1997       1996
                                                              --------------------------------------------------
Net asset value, beginning of year..........................    $1.00     $1.00      $1.00      $1.00      $1.00
                                                              -------   -------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................    0.056     0.045      0.049      0.049      0.049
  Net realized gain/(loss) on investments...................        -    (0.000)#   (0.000)#    0.000#     0.000#
                                                              -------   -------   --------   --------   --------
    Total from investment operations........................    0.056     0.045      0.049      0.049      0.049
                                                              -------   -------   --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from net investment income......................   (0.056)   (0.045)    (0.049)    (0.049)    (0.049)
  Distributions from net realized capital gains.............        -         -          -          -     (0.000)#
                                                              -------   -------   --------   --------   --------
    Total distributions.....................................   (0.056)   (0.045)    (0.049)    (0.049)    (0.049)
                                                              -------   -------   --------   --------   --------
Net asset value, end of year................................    $1.00     $1.00      $1.00      $1.00      $1.00
                                                              =======   =======   ========   ========   ========
Total return+...............................................    5.79%     4.56%      5.01%      4.99%      4.97%
                                                              =======   =======   ========   ========   ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)........................  $18,265   $31,105    $31,862    $32,864    $23,266
  Ratio of operating expenses to average net assets (a).....    0.76%     0.71%      0.65%      0.75%      0.58%
  Ratio of net investment income to average net assets......    5.57%     4.47%      4.90%      4.88%      4.86%
  Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian.........................    0.78%     0.78%      0.81%      0.85%      0.88%


---------------------

  + The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  # Amount represents less than $0.001 per share.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of best quality and high quality, respectively, by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

+ D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM VARIABLE TRUST

WM Variable Trust's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds and Portfolios. The SAI and the Reports of Independent Accountants, along with the financial statements, included in WM Variable Trust's two most recent Annual Reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. WM Variable Trust's Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about WM Variable Trust, or make shareholder inquiries, by contacting your financial advisor or by calling toll-free 1-800-222-5852.


You may review and copy information about WM Variable Trust, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about WM Variable Trust on the Edgar database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to file number 811-07462.

                               WM VARIABLE TRUST
                         1201 THIRD AVENUE, 22ND FLOOR
                           SEATTLE, WASHINGTON 98101
                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001



PORTFOLIOS                                     EQUITY FUNDS
STRATEGIC GROWTH PORTFOLIO                     EQUITY INCOME FUND
CONSERVATIVE GROWTH PORTFOLIO                  GROWTH & INCOME FUND
BALANCED PORTFOLIO                             GROWTH FUND OF THE NORTHWEST ("NORTHWEST
CONSERVATIVE BALANCED PORTFOLIO                FUND")
FLEXIBLE INCOME PORTFOLIO                      GROWTH FUND
                                               MID CAP STOCK FUND
FIXED INCOME FUNDS                             SMALL CAP STOCK FUND
                                               INTERNATIONAL GROWTH FUND
SHORT TERM INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
INCOME FUND
MONEY MARKET FUND



This Statement of Additional Information ("SAI") is not a prospectus but supplements the information contained in the Prospectus relating to the Money Market Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Mid Cap Stock Fund, Growth Fund of the Northwest, Small Cap Stock Fund and International Growth Fund (the "Funds"), and Flexible Income Portfolio, Conservative Balanced Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio (the "Portfolios") of WM Variable Trust (the "Trust"), dated May 1, 2000, as revised from time to time. The SAI should be read in conjunction with the Prospectus, as amended or supplemented from time to time. The Trust's Annual Report for the year ended December 31, 2000 is incorporated by reference into this SAI. With respect to the High Yield Fund, which is a series of WM Trust I, the Annual Report for WM Trust I for the year ended October 31, 2000 is incorporated by reference into this SAI. The Trust's Prospectus and Annual Report incorporated by reference may be obtained without charge by writing to American General Life Insurance Company ("AGL"), Attention: Annuity Administration, P.O. Box 1401, Houston, Texas 77251-1401 or by calling AGL at 800-247-6584.

                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................    3
MANAGEMENT OF THE TRUST.....................................    3
INVESTMENT ADVISOR..........................................    9
CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR....   12
INVESTMENT OBJECTIVES AND POLICIES..........................   15
INVESTMENT RESTRICTIONS.....................................   29
PERFORMANCE.................................................   38
TAXES.......................................................   41
FINANCIAL STATEMENTS........................................   43
DESCRIPTION OF S&P, MOODY'S, DUFF & PHELPS AND FITCH IBCA
  RATINGS...................................................   44

                        GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, and each Fund is diversified. Except for "seed money" held by WM Shareholder Services, Inc., as of January 31, 2001, American General Life was the sole record holder of shares of the Trusts, and may be deemed to "control" the Trust, and to the knowledge of the Trust, no other person is the beneficial holder of more than 5% of the shares of the Trust. As discussed in the Prospectus, the five Portfolios invest in various of the Funds. Certain of the Portfolios may also invest in the High Yield Fund, a series of WM Trust I (the "High Yield Fund").


                                   MANAGEMENT



TRUSTEES AND OFFICERS


The Trust is governed by a Board of Trustees who oversees the Trust's activities and is responsible for protecting the interests of shareholders. The names of the Trustees and executive officers of the Trust, together with information as to their ages and principal business occupations during the past five years, are set forth below. The officers of the Trust are employees of organizations that provide services to the Trust.

TRUSTEES:

DAVID E. ANDERSON (Age: 74)

Trustee
17960 Seabreeze Drive
Pacific Palisades, California 90272
Former President and CEO of GTE California, Inc. from 1979 to 1988; retired in 1988. Director of Barclay's Bank of California until 1988. Currently involved in the following charitable organizations as a director on the following boards:
Board chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past campaign chairman of United Way, former chairman, Los Angeles Area Chamber of Commerce.

WAYNE L. ATTWOOD, M.D. (Age: 72)

Trustee
3 East 40th Avenue
Spokane, Washington 99203
Retired doctor of internal medicine and gastroenterology. Former president, Medical Staff -- Sacred Heart Medical Center; former president of Spokane Society of Internal Medicine; and former president of Spokane Physicians for Social Responsibility.

ARTHUR H. BERNSTEIN, ESQ. (Age: 75)

Trustee
11661 San Vicente Blvd., Suite 701
Los Angeles, California 90049
President of Bancorp Capital Group, Inc., and Bancorp Venture Capital, Inc. Previously served on the board of directors of Great Western Leasing Corporation, subsidiary of Great Western Financial Corporation ("GWFC"), until the subsidiary was sold in 1987. Director of Ryder System, Inc., chairman of the board of trustees of the California Family Studies Center and Phillips Graduate Institute since 1984.

KRISTIANNE BLAKE (Age: 47)

Trustee
Post Office Box 28338
Spokane, Washington 99228-8338

CPA specializing in personal financial and tax planning since 1975. Served as a partner with the accounting firm of Deloitte, Haskins & Sells prior to starting own firm in 1987. Community activities include: board chair, United Way of Spokane County; treasurer, YMCA of the Inland Northwest; past president, Junior League of Spokane; board member, Spokane Intercollegiate Research & Technology Institute Foundation; board member, Spokane Joint Center for Higher Education; board member, Spokane Area Chamber of Commerce; and board member, St. George's School; board member, Frank Russell Investment Company; board member, Russell Insurance Funds; board member, Avista Corporation.


EDMOND R. DAVIS, ESQ. (Age: 72)


Trustee

553 South Marengo Avenue
Pasadena, California 91101

Joined the law firm of Davis and Whalen LLP in Pasadena as a partner in 1999 and responsible for estate planning, and trusts and estate matters. Prior to joining the firm, had a similar position for 12 years with the law firm of Brobeck, Phleger and Harrison LLP in Los Angeles. His expertise has been recognized in "Who's Who in California," "The Best Lawyers of America," and "Who's Who in American Law."


JOHN W. ENGLISH (Age: 68)


Trustee (Retired as of September 2000)

50-H New England Ave.
P.O. Box 640
Summit, New Jersey 07902-0640
Retired vice president and chief investment officer of the Ford Foundation (a non-profit charitable organization). Chairman of the board and director, the China Fund, Inc., (closed-end mutual fund). Director, Paribas Trust for Institutions (an open-end mutual fund). Trustee, Retail Property Trust (a company providing management services for a shopping center).

*ANNE V. FARRELL (Age: 65)

Trustee
425 Pike Street, Suite 510
Seattle, Washington 98101
Joined the Seattle Foundation (a charitable foundation) in 1980 as executive vice president. Became president in 1984. Also serves on the board of Washington Mutual, Inc. and Blue Cross of Washington and Alaska and PREMERA.

CARROL R. MCGINNIS (Age: 56)

Trustee
9225 Katy Freeway, Suite 205
Houston, Texas 77024

Founder, McGinnis Investments, since 1994. Prior thereto, served in various positions with Transamerica Fund Management Company and its predecessor companies from 1969-1993, including president and chief operating officer.

*MICHAEL K. MURPHY (Age: 64)

Trustee
PO Box 3366
Spokane, Washington 99220-3366

Chairman and CEO of CPM Development Corporation (a holding company which includes Central Pre-Mix Concrete Company) and Inland Asphalt Company. Member of the board of directors for Washington Mutual, Inc. Former president and director of Inland Empire Chapter -- Associated General Contractors, and former director of National Aggregates Associates.


ALFRED E. OSBORNE, JR., PH.D. (Age: 56)

Trustee
110 Westwood Plaza, Suite C305
Los Angeles, California 90095-1481
University professor, researcher and administrator at University of California Los Angeles since 1972. Director, Times Mirror Company (newspaper publisher), United States Filer Corporation, Nordstrom Inc. (clothing retailer) and Greyhound Lines, Inc. (bus company). Independent general partner, Technology Funding Venture Partners V, and former Governor of the National Association of Securities Dealers, Inc.

*WILLIAM G. PAPESH (Age: 58)

President and Trustee
1201 Third Avenue
22nd Floor
Seattle, Washington 98101

President and director of WM Advisors, Inc. ("WM Advisors" or the "Advisor"), WM Funds Distributor, Inc. (the "Distributor") and WM Shareholder Services. Currently Governor of the Investment Company Institute; member of the Washington State Securities Advisory Committee; former Governor of the National Association of Securities Dealers, Inc. (Vice-Chairman, Finance Committee); former Governor of the Securities Industry Association.


DANIEL L. PAVELICH (Age: 56)

Trustee
4311 South Madison Road
Spokane, Washington 99206
Retired Chairman and CEO of BDO Seidman, a leading national accounting and consulting firm. Worked in Seidman's Spokane office for 27 years and is a former presiding member of the firm's board of directors. A member of the American Institute of CPAs and served as a vice president of the Washington Society of CPAs' board of directors.

JAY ROCKEY (Age: 73)

Trustee
2121 Fifth Avenue
Seattle, Washington 98121

Founder and chairman of The Rockey Company, a public relations and marketing communications consulting firm with headquarters in Seattle and offices in Portland and Spokane. Founder and director of RXL Pulitzer, an international multimedia company that is a joint venture with Pulitzer Publishing Co. of St. Louis. Career history includes managing New York City public relations for Aluminum Company of America, director of public relations for the Seattle World's Fair and the presidency of the Public Relations Society of America.

MORTON O. SCHAPIRO (Age: 47)

Trustee
4535 Lenox Avenue
Sherman Oaks, California 91423
Dean of the College of Letters, Arts and Sciences and Professor of Economics, University of Southern California, since 1991. Prior thereto, Professor of Economics, Williams College, 1980-1991.

RICHARD C. YANCEY (Age: 74)

Lead Trustee
444 Madison Avenue, 19th Floor
New York, New York 10022
Investment Banker -- SBC Warburg, Dillion, Read & Co., Inc., New York City, 1952 through 1992. Served as vice president, managing director and director and senior advisor at Dillion, Read & Co. Member of the boards of directors of AdMedia Partners Inc. (business and financial advisory services company), CapMAC Holdings Inc. (financial guarantee and reinsurance company), Fiberite, Inc (manufacturer of high temperature composite materials), The Scoreboard, Inc. (sports and entertainment products distributor), and Czech and Slovak American Enterprise Fund (investment fund).
OFFICERS:

MONTE D. CALVIN, CPA (Age: 57)

First Vice President and Chief Financial Officer
1201 Third Avenue
22nd Floor

Seattle, Washington 98101

Mr. Calvin is First Vice President of Shareholder Services, Chief Financial Officer of the Trust and First Vice President and Director of the Advisor and the Distributor.

SANDY CAVANAUGH (Age: 46)

First Vice President
1631 Broadway
Sacramento, California 95818

Ms. Cavanaugh is a Senior Vice President and Director of the Distributor and Director of Advisor and Shareholder Services. First Vice President since September, 1997. Prior to joining the Distributor, Ms. Cavanaugh held senior level positions with AIM Funds Distributor, First Interstate Investments and ASB Financial Services.


SHARON L. HOWELLS (Age: 50)

First Vice President
1201 Third Avenue
22nd Floor
Seattle, Washington 98101
Ms. Howells is First Vice President and Director of the Advisor, Distributor and Shareholder Services.

GARY POKRZYWINSKI (Age: 39)

Vice President
1201 Third Avenue
22nd Floor
Seattle, WA 98101
Mr. Pokrzywinski is a Vice President of the Advisor.

JOHN T. WEST (Age: 46)

Vice President, Secretary and Compliance Officer
1201 Third Avenue
22nd Floor
Seattle, WA 98101
Mr. West is a Vice President of Shareholder Services.

RANDALL L. YOAKUM (Age: 41)


Senior Vice President

1201 Third Avenue
22nd Floor
Seattle, Washington 98101

Mr. Yoakum is a Senior Vice President and Chief Investment Officer of the Advisor. First Vice President since January 1, 2000. Vice President of the Advisor since February 11, 1999.



The Trustees and certain Officers of the Trust are also Trustees or Officers of WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios ("SAMP"). WM Trust I, WM Trust II and SAMP are investment companies advised by WM Advisors. Each of the Trustees and Officers of the Trust who is also an Officer of the Advisor or Shareholder Services, as a result, is an affiliated person, for purposes of the 1940 Act, of the Advisor or Shareholder Services, as the case may be.



REMUNERATION. No Trustee who is a director, officer or employee of the Advisor or its affiliates receives any compensation from the Trust for serving as Trustee of the Trust. The Trust, pays each Trustee who is not a director, officer or employee of the Advisor or its affiliates a fee of $18,000 per annum plus $3,000 per Board meeting attended in person and $1,000 per Board meeting attended by telephone, and reimburses each such Trustee for travel and out-of-pocket expenses. The Lead Trustee, currently Mr. Yancey, receives an additional fee of $500 per month. The Chairman of each committee receives a fee of $500 per committee meeting. Officers of the Trust receive no direct remuneration in such capacity from the Trust. Officers and Trustees of the Trust who are employees of the Advisor or its affiliates may be considered to have received remuneration indirectly.



Wayne L. Attwood, M.D., Kristiane Blake, Anne V. Farrell, Michael K. Murphy, William G. Papesh, Daniel L. Pavelich, Jay Rockey and Richard C. Yancey became Trustees of WM Trust II and WM Strategic Asset Management Portfolios on December 23, 1997. Arthur H. Bernstein, Esq., David E. Anderson, Edmond R. Davis, Esq. and Alfred E. Osborne, Jr., Ph.D. became trustees of WM Trust I on December 23, 1997. The terms of Carrol R. McGinnis and Morton O. Schapiro as trustees commenced on March 5, 1999.



COMMITTEES. The Trust has established a Governance Committee and an Investment Committee. The duties of the Governance Committee of the Trust include oversight of the

Trust's legal counsel, review of the Trustees' compensation, oversight of regulatory compliance and review of assignments to each of the Trust's other committees. The members of the Governance Committee are Richard Yancey (chair), David E. Anderson, Kristianne C. Blake, and Arthur Bernstein.



The duties of the Investment Committee include the review of and oversight of compliance with the investment restrictions of the Portfolios and the Funds, the review of advisory contracts and contracts with custodians and subadvisers, the review of the pricing, valuation and performance of the Portfolios and the Funds, the review of brokerage policies and the review of transactions with affiliates. The members of the Investment Committee are Richard C. Yancey (chair), David E. Anderson, Anne V. Farrell, and Carol R. McGinnis.



CODES OF ETHICS. The Trust, the Advisor, WM Funds Distributor, Inc. and each of the subadvisors to the Funds have adopted codes of ethics in accordance with Rule 17j-1 under the defined term for 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios or the Funds.



As of December 31, 2000, the Trustees and Officers of the Trust owned, in the aggregate, less than 1% of the outstanding shares of each of the Funds and Portfolios.



The Compensation Table which follows shows the aggregate compensation paid to each of the Trust's Trustees by the Trust and the WM Group of Funds, respectively, during the fiscal year ended December 31, 2000.



*Each Trustee who is an "interested person" of the Trust, as defined in the Investment Act of 1940, as amended (the "1940 Act").

                               COMPENSATION TABLE


                                                            PENSION OR                        TOTAL COMPENSATION FROM
                               AGGREGATE COMPENSATION       RETIREMENT                        THE WM GROUP OF FUNDS*
                                 FROM THE TRUST FOR     BENEFITS ACCRUED AS     ESTIMATED        PAID TO TRUSTEES
                                 FISCAL YEAR ENDED         PART OF FUND       BENEFITS UPON    FOR FISCAL YEAR ENDED
NAME OF TRUSTEE                  DECEMBER 31, 2000           EXPENSES          RETIREMENT        DECEMBER 31, 2000
---------------                ----------------------   -------------------   -------------   -----------------------
David E. Anderson............          $                        $0                 $0                 $
Wayne L. Attwood, M.D. ......          $                        $0                 $0                 $
Arthur H. Bernstein, Esq. ...          $                        $0                 $0                 $
Kristianne Blake.............          $                        $0                 $0                 $
Edmond R. Davis, Esq. .......          $                        $0                 $0                 $
John W. English..............          $                        $0                 $0                 $
Anne V. Farrell***...........          $                        $0                 $0                 $
Carrol R. McGinnis**.........          $                        $0                 $0                 $
Michael K. Murphy***.........          $                        $0                 $0                 $
Alfred E. Osborne, Jr.,
  Ph.D. .....................          $                        $0                 $0                 $
William G. Papesh***.........          $                        $0                 $0                 $
Daniel L. Pavelich...........          $                        $0                 $0                 $
Jay Rockey...................          $                        $0                 $0                 $
Morton O. Schapiro**.........          $                        $0                 $0                 $
Richard C. Yancey............          $                        $0                 $0                 $


---------------
  * The WM Group of Funds consists of the Trust, WM Trust I, WM Trust II and
    SAMP.
 ** Messrs. McGinnis and Schapiro began serving as Trustees of the Trust, WM
    Trust I, WM Trust II and WM SAMP on March 5, 1999.
*** A Trustee who is an "interested person" of the Trust as defined in the 1940
    Act.

INVESTMENT ADVISOR

WM Advisors serves as investment advisor to each of the Portfolios and Funds, and each sub-advisor serves as investment sub-advisor to one or more Funds, pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, WM Advisors and the sub-advisors are described in the Prospectus under "Organization." WM Advisors and the sub-advisors each (i) compensates its respective directors and pays the salaries of its respective officers and employees, (ii) compensates its respective officers and employees that serve as officers of the Trust, and (iii) maintains office facilities for the Trust.



The Trust, WM Advisors and the subadvisers have adopted codes of ethics which generally permit personal securities trading by their personnel, subject to certain conditions that are intended to prevent such personnel from defrauding the Trust.

MANAGEMENT FEES

Each Portfolio and Fund pays a management fee to the Advisor. The management fee is calculated and paid every month. It is based upon a percentage of the average net assets of the Portfolio or Fund. Absent fee waivers, the management fee for each Portfolio and Fund as provided in the investment advisory agreement of the Portfolio or Fund is as follows:



FUND                                                                         FEES
----                                                          -----------------------------------
Equity Income Fund..........................................  0.625% of the first $500 million
                                                              0.50% thereafter
Growth & Income Fund........................................  0.80% of the first $100 million
                                                              0.75% of the next $100 million
                                                              0.70% of the next $200 million
                                                              0.65% of the next $100 million
                                                              0.575% thereafter
Northwest Fund..............................................  0.625% of the first $500 million
                                                              0.50% thereafter
Growth Fund*................................................  0.95% of the first $25 million
                                                              0.875% thereafter
Mid Cap Stock Fund..........................................  0.75% of all assets
Small Cap Stock Fund........................................  0.90% of the first $25 million
                                                              0.85% of the next $475 million
                                                              0.75% thereafter
International Growth Fund*..................................  0.95% of the first $50 million
                                                              0.85% of the next $75 million
                                                              0.75% thereafter**
Short Term Income Fund......................................  0.50% of the first $200 million
                                                              0.45% on the next $300 million
                                                              0.40% thereafter
U.S. Government Securities Fund.............................  0.50% of all assets
Income Fund.................................................  0.50% of all assets
Money Market Fund...........................................  0.45% of all assets



 *The advisory and sub-advisory agreements for the Funds were amended effective
  January 1, 2000 to provide for the direct payment of the sub-advisors by the Funds. The fee rates shown above reflect this amendment (i.e., they are net of sub-advisory fees).


**The Advisor also receives the benefit of the fee aggregation policy's described below.


SUB-ADVISORY FEES

The Advisor retains only the net amount of the management fees paid to it after the sub-advisory fees described below are paid to the sub-advisors. The Advisor pays to the sub-advisors for the funds listed below a monthly fee at an annual rate of the following percentages of the average net assets of each such fund.


SUB-ADVISOR/FUNDS                                                             FEES
-----------------                                               ---------------------------------
JANUS CAPITAL CORPORATION
  Growth Fund...............................................    0.55% of the first $25 million
                                                                0.50% of the next $47.5 million
                                                                0.45% thereafter
CAPITAL GUARDIAN TRUST COMPANY
  International Growth Fund.................................    0.75% of the first $25 million
                                                                0.60% of the next $25 million
                                                                0.425% of the next $200 million
                                                                0.375% thereafter*



*Subject to the following fee aggregation policies.

     FEE AGGREGATION POLICIES
     Fee aggregation will apply to all account managed by Capital Group companies (affiliates of Capital Guardian), except for emerging markets equity investments and investments in funds with internally charged fees ("Eligible Accounts"). In order to achieve the benefit of fee aggregation, the combined actual fees must exceed the combined total of the minimum fee applicable to each of the client's Eligible Accounts.
     For additional Eligible Accounts with the same investment objectives and guidelines, all assets for these Eligible Accounts will be aggregated for fee calculation purposes.
     For additional Eligible Accounts with different investment objectives and guidelines:
          1. Each account will be charged on the first $10 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $10 million will be aggregated and charged at the incremental rate for the appropriate mandate.
          2. Assets invested in commingled funds will be aggregated and charged at the incremental rate for the appropriate mandate.
          3. The first additional account within a new country will be charged on the first $15 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $15 million will be aggregated and charged at the incremental rate for the appropriate mandate.
     For fee aggregation purposes, Eligible Accounts will be aggregated in the following order: balanced, equity-developed markets, convertible, fixed-income -- high yield, fixed-income -- emerging markets, and fixed-income -- developed markets.
     Unless otherwise requested, the benefit from fee aggregation for clients with multiple accounts will be calculated by comparing total aggregated fees to total unaggregated fees for all Eligible Accounts. The resulting percentage discount will be applied to each Eligible Account's unaggregated fees.
     If all Eligible Accounts are not denominated in the same currency, the local currency assets of each Eligible Account and the related fees calculated on any unaggregated basis will be converted to a designated base currency using the applicable foreign exchange rate. The total of such fees will be compared to the Eligible Accounts' total aggregated fees. The resulting percentage discount will then be applied to each Eligible Account's unaggregated fee as determined in the applicable currency.

     FEE DISCOUNTS AND ELIMINATION OF FEE BREAKPOINTS

     The following fee discounts will be applied based upon the total aggregated fees:

    Clients between $1.25 million to $4 million.................     5% discount
    Clients between $4 million to $8 million....................   7.5% discount
    Clients between $8 million to $12 million...................    10% discount
    Clients over $12 million....................................  12.5% discount



     For this purpose, aggregated fees will include all fees from separate accounts, commingled funds, and funds internally charged fees managed by Capital Group companies, except for investments in American Funds' mutual funds. The resulting fee discount percentage will be applied to each account's fees (excluding fees related to investments in funds with internally charged fees).

     For clients whose total aggregated fees (before discounts) exceed $3 million, fee breakpoints will be eliminated and each account will be charged at the lowest marginal fee rate applicable to the account's fee schedule.
     To determine the applicable fee discount level and breakpoint elimination threshold, the total aggregated fees for the quarter will be annualized. For this purpose, all local currency fees will be converted to a designated base currency.
     Fees related to investments in funds with internally charged fees will be estimated by multiplying the quarter end value of the investment (adjusted on a prorated basis for any contributions or withdrawals during the quarter) by the fund's effective fee. For this purpose, the effective fee will be based on the value of the fund's quarter end assets and the fund's current fee schedule.
     Applicable discount levels and the elimination of fee breakpoints will be effective beginning the first quarter a discount threshold is exceeded and will remain in effect unless the total fees fall below the discount threshold due to a significant withdrawal of assets. A decline in the market alone will not cause the reinstatement of a lower discount level or fee breakpoints.

The tables below show the investment advisory fees paid for the years ended December 31, 1998, 1999 and 2000. WM Advisors received investment advisory fees from the Funds and Portfolios for periods after January 30, 1998, while prior to that time, the Funds paid Sierra Investment Advisors Corporation ("Sierra Advisors"), the investment advisor to the Funds prior to January 30, 1998, and the Portfolios paid Sierra Investment Services Corporation, the investment advisor to the Portfolios prior to January 30, 1998, the following advisory fees*:



                                    FISCAL YEAR ENDED         FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                    DECEMBER 31, 2000         DECEMBER 31, 1999         DECEMBER 31, 1998
                                 -----------------------   -----------------------   -----------------------
                                 FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED
                                 ---------   -----------   ---------   -----------   ---------   -----------
Strategic Growth Portfolio.....                $           $             $           $             $
Conservative Growth
  Portfolio....................  .........     $           $             $           $             $
Balanced Portfolio.............  $             $           $             $           $             $
Conservative Balanced
  Portfolio....................  $             $           $             $
Flexible Income Portfolio......  $             $           $             $           $             $
Equity Income Fund.............  $           ..$.......    $             $
Growth & Income Fund...........  $             $           $             $           $             $
Northwest Fund.................  $           ..$.......    $             $
Growth Fund....................  $             $           $             $           $             $
Mid Cap Stock Fund.............
Small Cap Stock Fund...........  $             $           $             $           $             $
International Growth Fund......  $             $           $             $           $             $
Short Term Income Fund.........  $           ..$.......    $             $           $             $

                                    FISCAL YEAR ENDED         FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                    DECEMBER 31, 2000         DECEMBER 31, 1999         DECEMBER 31, 1998
                                 -----------------------   -----------------------   -----------------------
                                 FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED
                                 ---------   -----------   ---------   -----------   ---------   -----------
U.S. Government Securities
  Fund.........................  $           ..$.......    $             $           $             $
Income Fund....................  $           ..$.......    $             $           $             $
Money Market Fund..............  $           ..$.......    $             $           $             $


---------------

* Each of the Strategic Growth, Conservative Growth and Balanced Portfolios commenced operations on June 3, 1997. The Flexible Income Portfolio commenced operations on September 9, 1997. The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997 and re-commenced operations on April 23, 1998. The Equity Income and Northwest Funds commenced operations on April 28, 1998.


Sub-advisory fees were paid by the Funds' advisor for the fiscal years ended December 31, 1998, 1999 and 2000 in the following amounts*:



                                           2000                      1999                      1998
                                 ------------------------   -----------------------   -----------------------
                                 FEES PAID    FEES WAIVED   FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED
                                 ----------   -----------   ---------   -----------   ---------   -----------
Growth & Income Fund...........  $                $         $               $         $               $
Growth Fund....................  $                          $               $         $               $
Small Cap Stock Fund...........  $                $         $               $         $               $
International Growth Fund......  $                $         $               $         $               $
Short Term Income Fund.........  $                $         $               $         $               $
U.S. Government Securities
  Fund.........................  $                $         $               $         $               $
Income Fund....................  $                $         $               $         $               $
Money Market Fund..............  $                $         $               $         $               $


---------------

 * The sub-advisory agreements for the Money Market, Short Term Income, U.S. Government Securities, Income, Growth & Income and Small Cap Stock Funds which required the payment of the fees shown in this table are no longer in effect. The only sub-advisory agreements in effect as of May 1, 2000, are those for the Growth and International Growth Funds described at the beginning of this section.


            CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR
The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as custodian for the Funds (the "Custodian"). In addition, the Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. Shareholder Services, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, serves as the Trust's administrator and transfer agent. Prior to December 23, 1997, Sierra Fund Administration Corporation ("Sierra Administration") served as the administrator to the Trust.

For periods prior to January 30, 1998, the Portfolios and Funds paid to Sierra Administration, the administrator for the Portfolios and the Funds at that time, and for periods after January 30, 1998 the Portfolios and Funds paid to Shareholder Services, the following administration fees*:



                                          2000                      1999                      1998
                                 -----------------------   -----------------------   -----------------------
                                 FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED
                                 ---------   -----------   ---------   -----------   ---------   -----------
Strategic Growth Portfolio**...  $               $         $             $           $             $
Conservative Growth
  Portfolio**..................  $               $         $             $           $             $
Balanced Portfolio**...........  $               $         $             $           $             $
Conservative Balanced
  Portfolio**..................  $               $         $             $           $             $
Flexible Income Portfolio**....  $               $         $             $           $             $
Equity Income Fund.............  $               $         $             $           $             $
Growth & Income Fund...........  $               $         $             $           $             $
Growth Fund of the Northwest...  $               $         $             $           $             $
Growth Fund....................  $               $         $             $           $             $
Mid Cap Stock Fund.............
Small Cap Stock Fund...........  $               $         $             $           $             $
International Growth Fund......  $               $         $             $           $             $
Short Term Income Fund.........  $               $         $             $           $             $
U.S. Government Securities
  Fund.........................  $               $         $             $           $             $
Income Fund....................  $               $         $             $           $             $
Money Market Fund..............  $               $         $             $           $             $


---------------

 * Each of the Strategic Growth, Conservative Growth and Balanced Portfolios commenced operations on June 3, 1997. The Flexible Income Portfolio commenced operations on September 9, 1997. The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997 and re-commenced operations on April 23, 1998. The Equity Income and Northwest Funds commenced operations on April 28, 1998.


** In addition, Sierra Administration absorbed expenses for each of the Portfolios for the year ended December 31, 1997, as follows: Strategic Growth -- $26,463, Conservative Growth -- $27,116, Balanced Portfolio -- $29,258, Conservative Balanced Portfolio -- $5,469, and the Flexible Income
   Portfolio -- $19,620.


WM Funds Distributor, Inc. (the Distributor) will purchase and resell shares of the Portfolios and Funds. The Distributor does not receive any compensation for the purchase or redemption of Portfolio or Fund shares.


COUNSEL AND INDEPENDENT AUDITORS


Ropes & Gray, located at One International Place, Boston, Massachusetts 02110 serves as Counsel to the Trusts.


Deloitte & Touche LLP, located at 50 Fremont Street, San Francisco, CA 94105, serves as independent accountants to the Trust. PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110, served as Independent Auditors to the Trust prior to March 24, 1998.

ORGANIZATION OF THE TRUST
The Trust is an open-end management investment company that is organized as a "Massachusetts business trust" under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated January 27, 1993, as amended from time to time (the "Declaration of Trust"). Prior to March 20, 1998, the Trust was known as The Sierra Variable Trust. Certificates representing shares in the Trust are not physically issued. The Trust's custodian and the Trust's transfer agent maintain a record of each shareholder's ownership of

Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio or Fund except with respect to the election of Trustees and the selection of independent accountants.

Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

The Trust has the power to issue separate series of shares and has authorized the following sixteen separate series: Money Market Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, Equity Income Fund, Growth & Income Fund, Northwest Fund, Growth Fund, Mid Cap Stock, Small Cap Stock Fund, International Growth Fund, Strategic Growth Portfolio, Conservative Growth Portfolio, Balanced Portfolio, Conservative Balanced Portfolio and Flexible Income Portfolio. The Trust offers shares of beneficial interest, each without par value. Additional series may be established. Prior to January 30, 1998, the Money Market Fund was known as the Global Money Fund. Prior to March 20, 1998, the U.S. Government Securities Fund was known as the U.S. Government Fund, the Income Fund was known as the Corporate Income Fund, the Growth & Income Fund was known as the Growth and Income Fund, the Strategic Growth Portfolio was known as the Capital Growth Portfolio, the Conservative Growth Portfolio was known as the Growth Portfolio and the Flexible Income Portfolio was known as the Value Portfolio.


The Trust's Board of Trustees monitors potential conflicts among variable life insurance policies, variable annuity contracts, insurance company shareholders, and qualified retirement plan shareholders, and will determine what, if any, action should be taken to resolve any conflicts.


Massachusetts law provides that the shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the assets of the relevant Portfolio or Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES

The Prospectus discusses the investment objective or objectives of each of the Portfolios and Funds, and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios and the Funds may invest, the investment policies and portfolio strategies that each may utilize and certain risks attendant to such investments, policies and strategies. Although the WM High Yield Fund is not mentioned specifically below because it is not available for direct investment through the Contracts, some of the strategies discussed below may apply to the WM High Yield Fund, which is an allowable investment of the Portfolios.

STRATEGIES AVAILABLE TO ALL FUNDS AND PORTFOLIOS

RATINGS AS INVESTMENT CRITERIA. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Duff & Phelps and Fitch IBCA, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Portfolios and the Funds as initial criteria for the selection of portfolio securities, but the Portfolios and the Funds will also rely upon the independent advice of WM Advisors or their respective sub-advisors to evaluate potential investments. Additional information concerning the ratings of these services and their significance can be found beginning on page 46 of this SAI.


To the extent that the rating given by an NRSRO for securities may change as a result of changes in such organization or its rating system, each of the Portfolios and the Funds will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and in this SAI.


U.S. GOVERNMENT SECURITIES. U.S. Government Securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio or Fund will invest in obligations issued by such an instrumentality only if WM Advisors or the relevant sub-advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment.


BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a

Portfolio or Fund, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Portfolio or Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.
Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. The deposits of branches licensed by certain states may not necessarily be insured by the FDIC. In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, WM Advisors or the relevant sub-advisors will carefully evaluate such investments on a case-by-case basis.

A Portfolio or a Fund may purchase a CD, TD or bankers' acceptance issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Portfolios and Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.


MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Portfolios and Funds may invest include those classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA/FHLMC are government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA/FHLMC are guaranteed as to timely payment of principal and interest by FNMA/FHLMC. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Portfolios and the Funds will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7- to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

REPURCHASE AGREEMENTS. The Short Term Income, Growth, Small Cap Stock and International Growth Funds and the Portfolios may invest in repurchase agreements. The Money Market, U.S. Government Securities, Income, Equity Income, Mid Cap Stock, Growth & Income and Northwest Funds may enter into repurchase agreements with brokers, dealers and banks to temporarily invest cash reserves provided that repurchase agreements maturing in greater than 7 days cannot exceed 10% of each Fund's total assets.


STRATEGIES AVAILABLE TO THE PORTFOLIOS AND ALL FUNDS (EXCEPT THE MONEY MARKET
FUND) WHERE NOTED

OVER-THE-COUNTER OPTIONS. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.
WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, each of the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. The Fund will enter into when-issued transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.
A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this SAI and in the Prospectus, each of the Portfolios and Funds, except for the Money Market Fund, may utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. None of the Funds currently intends to enter into strategic transactions, excluding strategic transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets. Strategic transactions have associated risks including possible default by the other party to the transaction, illiquidity and, to the extent that WM Advisors or the sub-advisor's view as to certain market movements is incorrect, losses greater than if they had not been used. Use of put and call options, currency transactions or options and futures transactions entails certain risks as described herein and in the Prospectus in sections relating to such investment or instruments. Losses resulting from the use of strategic transactions would reduce net asset value, and possibly income, and such losses can be greater than if the strategic transactions had not been utilized.

The use of strategic transactions for portfolio management purposes involves special considerations and risks. Additional risks pertaining to particular strategies that make up strategic transactions are described in other sections of this SAI. Successful use of most strategic transactions depends upon WM Advisors' or the sub-advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which strategic transactions are traded. Strategic transactions, if successful, can reduce risk of loss or enhance income, by wholly or partially offsetting the negative effect of, or accurately predicting, unfavorable price movements or currency fluctuations in the related portfolio or currency position. However, strategic transactions can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the related positions. In addition, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in strategic transactions involving obligations to third parties (i.e., strategic transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time. Certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") may accelerate or adversely impact the character of certain strategic transactions.
Swaps, Caps, Floors and Collars. Among the strategic transactions into which a Fund may enter, to the extent consistent with its investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.
A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, WM Advisors and the Trusts believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps. Futures Activities. Each of the Funds is permitted to engage in strategic transactions and each of the Portfolios may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted strategic transactions. Futures Contracts. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

The purpose of entering into a futures contract is to protect the Portfolio or Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities.


No consideration is paid or received by a Portfolio or Fund upon entering into a futures contract. Initially, a Portfolio or Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is the equivalent of a performance bond or good faith deposit on the contract, which is returned to the Portfolio or Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio or Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of WM Advisors or the relevant sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. The decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the Portfolios and Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio or Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.


To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Portfolios and the Funds will be required to either (i) segregate sufficient cash or liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in their portfolios, the Portfolios and the Funds will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Portfolios and the Funds will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of their portfolios plus or minus the unrealized gain or loss on those positions.


Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option does however change daily and that change would be reflected in the net asset value of the Portfolio or the Fund holding the option.


When engaging in strategic transactions, the Portfolios and the Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by WM Advisors or the relevant sub-advisor, which could prove to be inaccurate. Even if the expectations of WM Advisors or the sub-advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.

STRATEGIES AVAILABLE TO THE EQUITY INCOME, GROWTH & INCOME, NORTHWEST, GROWTH, MID CAP STOCK, INTERNATIONAL GROWTH, SMALL CAP STOCK AND SHORT TERM INCOME FUNDS


Options on Securities. The Equity Income, Growth & Income, Growth, Mid Cap Stock, International Growth, Small Cap Stock and Short Term Income Funds may write covered put options and covered call options on securities, purchase put and call options on securities and enter into closing transactions.

Options written by these Funds will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (1) in-the-money call options when WM Advisors or their sub-advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when WM Advisors or their sub-advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when WM Advisors or their sub-advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

So long as the Fund's obligation as the writer of an option continues, each of the Equity Income, Growth & Income, Northwest, Growth, Mid Cap Stock, International Growth, Small Cap Stock and Short Term Income Funds may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the relevant Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, each Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact, and current trading conditions, each Fund expects to purchase or write call or put options issued by the OCC, except that options on U.S. Government Securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. National securities exchanges on which options are traded are: The Chicago Board Options Exchange
(CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange
(AMEX), Philadelphia Stock Exchange (PHLX), Pacific Stock Exchange (PSE) and the New York Stock Exchange (NYSE). Any over-the-counter option written by the Fund will be with a qualified dealer pursuant to an agreement under which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, or to enter into closing purchase transactions on options written by it.

The Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, it will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium it initially paid for the original option plus the related transaction costs.
To facilitate closing transactions, the Fund will generally purchase or write only those options for which WM Advisors or its sub-advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.
Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of WM Advisors and its sub-advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.
In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which it must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.
Additional risks exist with respect to mortgage-backed U.S. Government Securities for which the Fund may write covered call options. If the Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. In such an instance, the Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.

STRATEGIES AVAILABLE TO GROWTH, MID CAP STOCK, SMALL CAP STOCK, INTERNATIONAL GROWTH, SHORT TERM INCOME AND INCOME FUNDS


Options on Securities Indexes. The Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if WM Advisors or its sub-advisor believes the option can be closed out.
Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless WM Advisors or its sub-advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.
Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

STRATEGIES AVAILABLE TO GROWTH, MID CAP STOCK, SMALL CAP STOCK, INTERNATIONAL GROWTH, SHORT TERM INCOME AND INCOME FUNDS


Foreign Currency Exchange Transactions. The Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds may engage in currency exchange transactions with parties who have been approved by the Trusts' Board of Trustees, to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.

If a Fund enters into a position hedging transaction, the Custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash or other liquid assets in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of WM Advisors or the sub-advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with the Custodian a segregated account of cash or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
The cost to a Fund of engaging in currency transactions with factors such as, the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, forward currency contracts may limit the risk of loss due to a decline in the value of the hedged currency increase.
If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.
The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.
There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although WM Advisors and each sub-advisor will attempt to hold such mismatching to a minimum, there can be no assurance that WM Advisors or the Fund's sub-advisor will be able to do so.
Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The CFTC has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.

STRATEGIES AVAILABLE TO GROWTH, MID CAP STOCK, SMALL CAP STOCK, INTERNATIONAL GROWTH, SHORT TERM INCOME AND INCOME FUNDS


Options on Foreign Currencies. The Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when WM Advisors or a sub-advisor anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset-by the amount of the premium. Through the writing of options on foreign currencies, the

Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian upon conversion or exchange of other foreign currency held by the Fund. A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid debt securities in a segregated account with the Custodian.
The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

SPECIAL CONSIDERATIONS RELATING TO INCOME, EQUITY INCOME, GROWTH, MID CAP STOCK, SMALL CAP STOCK AND INTERNATIONAL GROWTH FUNDS


SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the Equity Income, Growth, Mid Cap Stock, International Growth, Small Cap Stock and Income Funds are made in securities of companies in (or governments of) developed countries, each may invest in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. The Growth, Mid Cap Stock, Small Cap Stock and Income Funds may invest up to 5% of their total assets in emerging markets and the International Growth Fund may invest up to 30% of total assets in emerging markets and up to 5% of total assets in any one country. A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. "Developing or Emerging Markets," for the WM Group of Funds, include all countries in Latin America and the Caribbean, all countries in Asia (except Australia, Hong Kong, Japan, New Zealand, and Singapore), all countries in Africa and the Middle East (except Israel), all former Eastern bloc countries, Russia and the Commonwealth of Independent States, Greece, Portugal and Turkey. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

STRATEGY AVAILABLE TO EQUITY INCOME, GROWTH & INCOME, NORTHWEST, GROWTH, SMALL CAP STOCK, INTERNATIONAL GROWTH, SHORT TERM INCOME AND INCOME FUNDS


LENDING OF PORTFOLIO SECURITIES. Each of the Equity Income, Growth & Income, Northwest, Small Cap Stock, International Growth, and Short Term Income Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder." The Equity Income, Growth & Income, Northwest and Mid Cap Stock Funds will not lend more than 33% of their respective total assets, and the remaining Funds will not lend more than 20% of their respective total assets.


SPECIAL CONSIDERATIONS RELATING TO EQUITY INCOME, GROWTH & INCOME, GROWTH, MID CAP STOCK, SMALL CAP STOCK AND INCOME FUNDS


LOWER-RATED SECURITIES. The Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and Income Funds may each invest up to 35% of its respective total assets in non-investment grade securities (rated Ba and lower by Moody's and BB and lower by Standard & Poor's) or unrated securities of comparable quality ("junk bonds"). Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Historically, economic downturns have disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by any of the Funds. Prices and yields of high yield securities will fluctuate over time and may affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.
The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs. Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of WM Advisors and the sub-advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Fund's investment objectives by investment in such securities may be more dependent on WM Advisors or its sub-advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded WM Advisors or the Fund's sub-advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.
Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.
                            INVESTMENT RESTRICTIONS

The following section discusses the investment policies and restrictions of the Portfolios and Funds. A fundamental policy affecting a particular Portfolio or Fund may not be changed without the vote of a majority of the outstanding shares of the affected Portfolio or Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the relevant Fund or Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The 1940 Act prohibits a registered open-end investment company such as the Trust from issuing "senior securities" other than borrowings from a bank.

INVESTMENT RESTRICTIONS OF THE FUNDS, OTHER THAN THE EQUITY INCOME, NORTHWEST AND MID CAP STOCK FUNDS


The investment restrictions numbered 1 through 15 below have been adopted by the Trust with respect to the Funds (other than the Equity Income, Northwest and Mid Cap Stock Funds) as fundamental policies. The investment policies adopted by the Trust prohibit a Fund (other than the Equity Income and Northwest Funds) from:

 1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that the entire investment portfolio of the Money Market Fund is subject to the 5% Limitation. However, the Money Market Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the Money Market Fund may not hold more than one such investment at any time.
 2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities; provided further that this restriction shall not apply to the Growth Fund; and provided further that the Growth Fund shall not own more than 10% of the outstanding voting securities of a single issuer.
 3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.
 4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.

 5. Borrowing money, except that (a) the Fund may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities or pending settlement of securities transactions or for emergency or extraordinary purposes in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) all of the Funds except the Money Market Fund may enter into
     (i) futures contracts, and (ii) dollar roll transactions. Whenever borrowings pursuant to (a) above (except that with respect to the Growth & Income, Small Cap Stock, Short Term Income, U.S. Government Securities and Income Funds, pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, (w) continuous asset coverage of at least 300% is required;
     (x) in the event such asset coverage falls below 300% due to market fluctuations or otherwise, the Fund must within 3 days reduce the amount of its borrowings so that asset coverage will again be at least 300%, even if disadvantageous from an investment standpoint; (y) borrowing pursuant to
     (a) over 5% must be repaid before making additional investments; and (z) any interest paid on such borrowings will reduce income. The Growth & Income, Mid Cap Stock, Small Cap Stock, Short Term Income, U.S. Government Securities and Income Funds may not borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such transaction).

 6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction,
     (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to
     (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.
 7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.
 8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.
 9. Investing in commodities, except that all of the Funds except the Money Market Fund may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.
10.  Investing in oil, gas or other mineral exploration or development programs.

11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the U.S. Government Securities Fund) and the entry into repurchase agreements.
12. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the Money Market Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of U.S. Government Securities.
13. With respect to the Money Market Fund, purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof.
14. With respect to the Growth and Small Cap Stock Funds, investing more than 35% of the Fund's assets in non-investment grade debt securities.
15. With respect to the Short Term Income Fund, having a dollar-weighted average portfolio maturity in excess of five years.

In addition, each of the Funds (other than the Equity Income, Northwest and Mid Cap Stock Funds) has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval.


EACH OF THE FUNDS (OTHER THAN THE EQUITY INCOME, NORTHWEST AND MID CAP STOCK FUNDS) MAY NOT:

 1. With respect to the Growth and Small Cap Stock Funds, invest more than 25% of the Fund's assets in foreign securities.

 2. Purchase securities that are not readily marketable if more than 10% of the net assets of the Money Market Fund, or more than 15% of the net assets of the Growth & Income, Growth, Small Cap Stock, International Growth, Short Term Income, Income and U.S. Government Securities Funds, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

 3.  Make investments for the purpose of exercising control or management.
 4.  Purchase or sell interests in real estate limited partnerships.
The percentage limitations contained in the restrictions listed above, except with respect to "illiquid securities," apply at the time of purchases of securities.

INVESTMENT RESTRICTIONS OF THE EQUITY INCOME, NORTHWEST AND MID CAP STOCK FUNDS


The Equity Income, Northwest and Mid Cap Stock Funds have adopted the fundamental investment restrictions below.


EACH OF THE EQUITY INCOME, MID CAP STOCK AND NORTHWEST FUNDS MAY NOT:

 1. Invest more than 5%* of its total assets in securities of any single issuer other than U.S. Government Securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation.
 2.  Acquire more than 10%* of the voting securities of any one company.
 3. Invest in real estate (except publicly traded real estate investment trusts) or commodities.

 4.  Invest in oil, gas or other mineral leases.
 5.  Invest more than 25%* of its total assets in any single industry.
 6.  Act as underwriter of securities issued by others.
 7.  Buy securities on margin, mortgage or pledge its securities.
 8. Borrow money for investment purposes (it may borrow up to 5% of its total assets for emergency, non-investment purposes).
 9.  Lend money (except for the execution of repurchase agreements).
10. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.
------------------------
* Percentage at the time the investment is made.
INVESTMENT RESTRICTIONS OF THE PORTFOLIOS
The following investment restrictions have been adopted by the Trust with respect to the Portfolios as fundamental policies.
EACH PORTFOLIO WILL NOT:
 1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);
 2. Purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;
 3. Make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;
 4. (i) Purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;
 5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC;
 6. Borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;
 7. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and
 8. Write or acquire options or interests in oil, gas or other mineral exploration or development programs.

In addition, each Portfolio has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval.
EACH PORTFOLIO WILL NOT:
 1. Pledge, mortgage, or hypothecate any of its assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing;
 2. Invest for the purpose of exercising control over management of any company;
 3. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets or consolidations;
     (iii) as permitted by SEC exemptive order; or (iv) as otherwise permitted by the 1940 Act;
 4. Purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a recognized stock exchange;
 5. Purchase or hold illiquid securities, which are securities that cannot be disposed of for their approximate market value in seven days or less (which terms include repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities; and
 6. Purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.
                               PORTFOLIO TURNOVER

Portfolio turnover considerations for the Portfolios are addressed in the Trust's Prospectus. The Money Market Fund, attempts to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Fund. The Equity Income, Growth and Income, Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds (together, the "Equity Funds") and the Short Term Income, the U.S. Government Securities and Income Funds (collectively, the "Bond Funds") do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

Under certain market conditions, the Equity Funds and the Bond Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.
Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what WM Advisors or a Fund's sub-advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.
                             PORTFOLIO TRANSACTIONS
Purchases and sales of underlying Fund shares by a Portfolio are effected directly through the Distributor. In addition, all decisions to buy and sell securities, including Fund shares, are made by WM Advisors, subject to the overall review of the Trustees.
Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by WM Advisors or the Fund's sub-advisor, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by WM Advisors or its sub-advisor, those other accounts may make investments of the same type as the Fund. When a Fund and one or more other accounts managed by WM Advisors or its sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by WM Advisors or the sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that the coordination and the ability to participate in volume transactions will be to the benefit of the Fund. Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, WM Advisors or the Fund's sub-advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, WM Advisors or the sub-advisor will consider the factors WM Advisors or the sub-advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory agreement between the Trust and WM Advisors and each sub-advisory agreement between WM Advisors and a sub-advisor authorizes WM Advisors or sub-advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which WM Advisors or the sub-advisors or its affiliates exercise investment discretion. Research services provided to WM Advisors include, for example, written and electronic reports analyzing economic and financial characteristics, telephone conversations between brokerage securities analysts and members of WM Advisor's staff, and personal visits by such analysts, brokerage strategists and economists to WM Advisor's office. Some of these services are useful to WM Advisors in advising clients, although not all of these services are necessarily useful and of value in managing the Portfolios and Funds.

WM Advisors or a sub-advisor may cause a Fund to pay a broker-dealer, which provides brokerage and research services to WM Advisors or the sub-advisor, an amount of disclosed commission for effecting a securities transaction in excess of the commission that another broker-dealer would have charged for effecting that transaction. The fees under the Advisory agreements between the Trust and WM Advisors are not reduced by reason of the receipt by WM Advisors or sub-advisors of brokerage and research services. The Trust's Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trust.
Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

For the past three fiscal years, the Portfolios paid no brokerage commissions. During the 1999 and 2000 fiscal years, the Funds paid no commissions to affiliated broker-dealers. During 1999 and 2000, the Funds placed transactions with broker-dealers who provided research services to WM Advisors as follows:



                                     2000               2000              1999               1998
                                   BROKERAGE         AGGREGATE          BROKERAGE         AGGREGATE
              FUND                COMMISSIONS    TRANSACTION AMOUNT    COMMISSIONS    TRANSACTION AMOUNT
              ----                -----------    ------------------    -----------    ------------------
Equity Income Fund..............   $                $                    $               $
Growth & Income Fund............   $                $                    $               $
Northwest Fund..................   $                $                    $               $
Growth Fund.....................   $                $                    $               $
Small Cap Stock Fund............   $                $                    $               $
International Growth Fund.......   $                $                    $               $
Short Term Income Fund..........   $                $                    $               $
U.S. Government Securities
  Fund..........................   $                $                    $               $
Income Fund.....................   $                $                    $               $
Money Market Fund...............   $                $                    $               $



For the fiscal years ended December 31, 1998, 1999 and 2000 the Funds paid the following brokerage commissions:



                                                          2000           1999            1998
                                                        BROKERAGE      BROKERAGE      BROKERAGE
                        FUND                           COMMISSIONS    COMMISSIONS    COMMISSIONS
                        ----                           -----------    -----------    ------------
Equity Income Fund...................................   $              $
Growth & Income Fund.................................   $              $             $
Northwest Fund.......................................   $              $
Growth Fund..........................................   $              $             $
Small Cap Stock Growth Fund..........................   $              $             $
International Growth Fund............................   $              $             $
Short Term Income Fund...............................   $              $             $
U.S. Government Securities Fund......................   $              $             $
Income Fund..........................................   $              $             $
Money Market Fund....................................   $              $             $



The Trust is required to identify any securities of its "regular brokers or dealers" (as defined in the 1940 Act), which the Trust has acquired during its most recent fiscal year. As of December 31, 2000, these Funds had the following holdings fitting the above description:

                                                        SHORT TERM
                                        MONEY MARKET      INCOME      EQUITY INCOME      GROWTH
                                            FUND           FUND           FUND            FUND
                                        ------------    ----------    -------------    -----------
Goldman Sachs.........................    $             $
Household Finance.....................    $
Merrill Lynch & Company...............    $             $
Morgan Stanley........................    $             $


REDEMPTIONS
The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.
DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Fund to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.
                                NET ASSET VALUE

The Trust will not calculate the net asset value of the Portfolios and Funds on certain holidays. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Portfolio's or Fund's shares could be significantly affected.


The assets of each Portfolio and Fund are valued according to generally accepted accounting principles and applicable law. Generally, a Portfolio's or Fund's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Trust's Board of Trustees:

     -- A security that is primarily traded on a U.S. or foreign exchange
        (including securities traded through the National Association of Securities Dealers, Inc. Automated Quotation ("NASDAQ") System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price.
     -- Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is determined by the Trust's Board of Trustees or its delegates.
     -- Over-the-counter securities that are not reported on the NASDAQ System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day.
     -- An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.
     -- Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market.

     -- Short-term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value; assets of the Money Market Fund are also valued at amortized cost.
     -- The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Trust's Board of Trustees.
     -- Shares of open-end investment companies are valued at the net asset value per share last or contemporaneously calculated.
In carrying out the Board's valuation policies, PFPC Inc., as sub-administrator, may consult with one or more independent pricing services ("Pricing Services") retained by the Trust. Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments) are valued by FDISG, as sub-administrator, after consultation with a Pricing Service. The procedures of the Pricing Services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees. VALUATION OF THE MONEY MARKET FUND. The valuation of the portfolio securities of the Money Market Fund is based upon amortized costs, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
The use by the Money Market Fund of the amortized cost method of valuing its respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trust to present minimal credit risks and meet certain rating criteria described in the Prospectus above. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.
The rule also provides that the extent of any deviation between the Fund's net asset values based upon available market quotations or market equivalents and the $1.00 per share net asset values based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Trust to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.
                                  PERFORMANCE
From time to time, the Trust may quote the performance of a Portfolio or Fund in terms of yield, effective yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. Fund or Portfolio performance will be advertised only if accompanied by the comparable performance for the corresponding separate account.

ANNUITY CONTRACT OWNER VALUES WILL DEPEND NOT ONLY ON THE PERFORMANCE OF THE PORTFOLIOS AND FUNDS, BUT ALSO ON THE MORTALITY AND EXPENSE RISK CHARGES, THE ADMINISTRATIVE CHARGES, AND ANY APPLICABLE SALES CHARGES UNDER THE ANNUITY CONTRACTS. THE TOTAL RETURNS OF THE PORTFOLIOS AND FUNDS REFLECT THE AGREEMENT OF THE PORTFOLIOS' AND FUNDS' INVESTMENT ADVISOR TO VOLUNTARILY WAIVE FEES AND BEAR CERTAIN EXPENSES. TOTAL RETURNS WOULD HAVE BEEN LOWER IF THESE FEES AND EXPENSES HAD NOT BEEN WAIVED.

MONEY MARKET FUND YIELD INFORMATION
The "yield" of the Money Market Fund refers to the income generated by an investment in the Fund over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in an Underlying Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.
The yield for the Money Market Fund is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical charge reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional share purchased with dividends declared on the original share and any such additional shares and income received or accrued but not declared as a dividend, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Money Market Fund may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.
Based upon the foregoing calculation, for the 7-day period ended December 31, 1999, the yield for the Money Market Fund was 5.23%, and the effective yield for the Money Market Fund for the same period was 5.37%.
The Money Market Fund yield may be compared with the yields of other investments. It should not, however, be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the interest guarantees in an annuity contract or bank deposits.

TOTAL RETURN INFORMATION


From time to time, a Portfolio or Fund, other than the Money Market Fund, may advertise its "average annual total return" or "aggregate total return" over various periods of time. Such average annual total return figures show the average percentage change in value of an investment in the Portfolio or Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's or Fund's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio or Fund during the period were reinvested in shares of that Portfolio or Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's or Fund's operations, or on a year-by-year basis).


When considering "average" total return figures for periods longer than one year, it is important to note that the relevant Portfolio's or Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. An Portfolio or Fund may also use "aggregate" total return figures for various periods representing the cumulative change in value of an investment in the Portfolio or Fund for a specific period (again reflecting changes in the Portfolio's or Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

Average annual total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
                                P(1+T)(n) = ERV

Where:  P       =   a hypothetical initial payment of $1,000
        T       =   average annual total return
        n       =   number of years
        ERV     =   Ending Redeemable Value of a hypothetical $1,000 payment
                    made at the beginning of the designated time period as of
                    the end of such period or the life of the Fund or Portfolio.

The formula for calculating aggregate total return can be expressed as (ERV/P) -- 1.

Based on the foregoing, the average annual total returns through December 31, 2000, were as follows*:



                                                               ONE       FIVE       SINCE
FUND                                                           YEAR     YEARS     INCEPTION
----                                                          ------    ------    ---------
Strategic Growth Portfolio..................................
Conservative Growth Portfolio...............................
Balanced Portfolio..........................................
Conservative Balanced Portfolio.............................
Flexible Income Portfolio...................................
Equity Income Fund..........................................
Growth & Income Fund........................................
Growth Fund.................................................
Northwest Fund..............................................
Small Cap Stock Fund........................................
International Growth Fund...................................
Short Term Income Fund......................................
U.S. Government Securities Fund.............................
Income Fund.................................................
Money Market Fund...........................................


---------------

* THE EQUITY INCOME AND NORTHWEST FUNDS COMMENCED OPERATIONS ON APRIL 28, 1998. THE GROWTH & INCOME, SMALL CAP STOCK AND SHORT TERM INCOME FUNDS COMMENCED OPERATIONS ON JANUARY 12, 1994. THE STRATEGIC GROWTH, CONSERVATIVE GROWTH AND THE BALANCED PORTFOLIOS COMMENCED OPERATIONS ON JUNE 3, 1997 AND THE FLEXIBLE INCOME PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 6, 1997. THE CONSERVATIVE BALANCED PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 22, 1997, CEASED OPERATIONS ON NOVEMBER 4, 1997 AND RE-COMMENCED OPERATIONS ON APRIL 23, 1998.


The total returns shown for the Portfolios and Funds are not an estimate or guarantee of future performance and do not take into account charges at the annuity and separate account level.


The performance of any or all of the Portfolios and Funds may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general and to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.


In addition, performance of each Portfolio or Fund may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Index, which represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies that represent approximately 80% of the market capitalization of the U.S. equity markets, widely regarded by investors as representative of the stock market; (2) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally considered to be a measure of inflation; (3) the Lehman Brothers Mutual Fund Short World Multi-Market Index, which includes all debt instruments of the United States and 12 major countries (determined by Lehman) denominated in dollars with maturities of one to five years; (4) the Lehman Brothers Mutual Fund U.S. Mortgage Index, which includes all agency mortgage-backed securities; (5) the Lehman Brothers Corporate Debt BBB-Rated Index, which represents all investment-grade corporate debt securities; (6) the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, which includes 1050 companies representing the stock markets of Europe, Australia, New Zealand and the Far East; and (7) the U.S. Government 90-Day Treasury Bill rate. Generally, an index represents the market value of an unmanaged group of securities, regarded by investors as representative of a particular market. An index does not reflect any asset-based charges for investment management or other expenses. The performance information may also include evaluations of the funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Institutional Investor, Money and The Wall Street Journal.
                                     TAXES
The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Each of the Funds and Portfolios intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. A Portfolio or Fund that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, the excess of its net short-term capital gain over its net long-term capital loss) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.


In order to qualify as a RIC under the Code, each Portfolio or Fund must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's or Fund's taxable year, (i) at least 50% of the market value of the Portfolio's or Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Portfolio's or Fund's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or two or more issuers which the Portfolio or Fund controls and which are engaged in the same, similar or related trades or businesses.


If a Portfolio or Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's or Fund's current and accumulated earnings and profits. In addition, in order to requalify for taxation as a RIC, the Portfolio or Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

In addition to qualifying under subchapter M of the Code by meeting the requirements described above, each Portfolio and Fund intends to meet the diversification requirements of Subchapter L of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes. In general, for a Portfolio or Fund to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulation 1.817-5 requires that no more than 55% of the total value of the assets of the Portfolio or Fund be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. Alternatively, a portfolio underlying a variable contract will be adequately diversified if, as of the close of each quarter, the diversification requirements applicable to RICs are met and no more than 55% of the value of the total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other RICs. In addition, certain other rules may apply to separate accounts funding variable life contracts. Compliance with the Subchapter L regulations is tested on the last day of each calendar year quarter but may also be established within 30 days of such last day. Variable annuity and variable life insurance contracts may look through a RIC to the assets held by the RIC, and thus be treated as owning a proportionate share of such RIC's assets for purposes of meeting the diversification test, provided that the RIC meets certain requirements (including limitations on the nature of the RIC's shareholders).


Notwithstanding the distribution requirement described above, which only requires a Fund or Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a RIC is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year (i) at least 98% of its ordinary income for that year, (ii) 98% of its capital gain net income for the one-year period generally ending on October 31 of that year, and (iii) certain other amounts.


The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio and Fund may not be subject to the excise tax, each Fund and Portfolio intends to make the distributions required to avoid the imposition of the tax.


Dividends declared by a Portfolio or Fund in October, November, or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio or Fund and received by the shareholders on December 31 of that year if paid by the Portfolio or Fund at any time during the following January.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH FUND

The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of income (without the receipt of cash) and may affect the timing or amount of the Fund's distributions. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

The foregoing discussion does not address the federal, state, local or foreign tax consequences for the holders of variable annuity and variable life contracts. For more information regarding such consequences, holders of such contracts should consult the prospectus for the applicable contract.

                              FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2000, including notes thereto and the Report of Deloitte & Touche LLP, Independent Auditors, are incorporated by reference to the Trust's Annual Report, as filed with the Securities and Exchange Commission by the Trust. The audited financial statements incorporated by reference into this SAI and the financial highlights included in Part A of this registration statement and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of the independent accountants, given on their authority as experts in auditing and accounting.

            DESCRIPTION OF S&P, MOODY'S, DUFF AND FITCH IBCA RATINGS DESCRIPTION OF S&P CORPORATE BOND RATINGS

AAA -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC -- An obligation rated "CCC" is currently vulnerable to nonpayments, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.


CC -- C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be sued to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligations are being continued. A "C" will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.


D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


DESCRIPTION OF MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are related Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B -- Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


DESCRIPTION OF FITCH CORPORATE BOND RATINGS


INVESTMENT GRADE


AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


A -- High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


BBB -- Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


SPECULATIVE GRADE


BB -- Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


B -- Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


CCC, CC, AND C -- High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probably. "C" ratings signal imminent default.


DDD, DD, AND D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicated potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.


Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.


DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS


Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest, with same vulnerability to adverse financial and economic charges over the term of the notes. Notes rated SP-3 have a speculative capacity to pay principle and interest.


DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS


In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.


In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.


In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.


MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.


MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.


MIG 3/VMIG 3 -- This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.


SG -- This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS


A-1 -- A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2 -- A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3 -- A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


B -- A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


C -- A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


D -- A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS


Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: 1) leading market positions in well-established industries, 2) high rates of return on funds employed, 3) conservative capitalization structure with moderate reliance on debt and ample asset protection, 4) broad margins in earnings coverage of fixed financial charges and high internal cash generation and 5) well-established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Issuers rates Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS


The rating F1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch and is assigned to issues regarded as having the strongest degree of assurance for timely payment. Paper rated F1 (Highest Credit Quality) is regarded as having an assurance of timely payment only slightly less in degree than issues rated F1+. The rating F2 (Good Credit Quality) reflects an assurance of timely payment, but the margin of safety is not as great as for issues assigned F1+ or F1 ratings. The F3 rating (Fair Credit Quality) denotes that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade, whereas, B is a Speculative rating meaning that there is minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions. A rating of C (High Default Risk) shows that default is a real possibility. It also shows that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. D stands for Default and denotes actual or imminent payment default.

                                WM VARIABLE TRUST
                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

Item 23.          Exhibits

         (a)      Agreement and Declaration of Trust,

                  (1) Agreement and Declaration of Trust, dated January 29, 1993 -- incorporated by reference to Post-Effective Amendment ("PEA") No. 7 to the Registrant's Registration Statement, filed with the SEC on February 28, 1997.

                  (2) Amendment No. 1 to the Trust's Agreement and Declaration of Trust dated April 27, 1993 -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement, filed on February 28, 1997.

                  (3) Amendment No. 2 to the Trust's Agreement and Declaration of Trust dated September 22, 1993-- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement filed on February 28, 1997.

         (b) Bylaws of the Trust -- incorporated by reference to PEA No. 7 filed on February 28, 1997.

         (c)      Instruments defining the Rights of Shareholders --See (a) and
                  (b) above.

         (d)      Investment Advisory Contracts


                  (1) Management Agreement, dated as of January 30, 1998, between the Trust and WM Advisors, Inc., as amended as of May 1, 2000 -- incorporated by reference to PEA No. 13, filed on February 27, 1998.

                  (2) Amendment Agreement dated as of January 1, 2000 among the Trust, WM Advisors, Inc. and Janus Capital Corporation ("Janus") with respect to the Growth Fund -- filed herewith.

                  (3) Amendment Agreement dated as of January 1, 2000 among the Trust, WM Advisors, Inc. and Capital Guardian Trust Company ("Capital Guardian") with respect to the International Growth Fund -- filed herewith.

                  (4) Sub-Adviser Agreement, dated as of January 30, 1998 between WM Advisors, Inc. and Janus with respect to the Growth Fund -- incorporated by reference to PEA No. 13, filed on February 27, 1998.

                  (5) Amendment to Sub-Adviser Agreement dated December 7, 1999 between WM Advisors, Inc. and Janus with respect to the Growth Fund incorporated by reference to PEA No. 18, filed on February 15, 2000.

                  (6) Investment Sub-Advisory Agreement, dated as of June 23, 1999 between WM Advisors, Inc. and Capital Guardian with respect to the International Growth Fund -- incorporated by reference to PEA No. 18 filed on February 15, 2000.

         (e)      Underwriting Contracts.

                  (1) Distribution Agreement, dated January 30, 1998 between the Trust and WM Funds Distributor, Inc. (formerly known as Composite Funds Distributor, Inc.) -- incorporated by reference to PEA No. 13 to the Registrant's Registration Statement filed on February 27, 1998.
                  (2) Participation Agreement among the Trust, WM Funds Distributor, Inc., American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of July 12, 1999.

         (f)      Bonus or Profit Sharing Plans -- Not Applicable.

         (g) Custody Agreement, dated as of March 20, 1998, between the Trust and Boston Safe Deposit & Trust Company -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement filed on February 28, 1997.

         (h)      Other Material Contracts

                  (1)      Transfer Agent Contract, dated as of September 14,
                           1999.

                  (2) Administration Agreement dated January 30, 1998 -- incorporated by reference to PEA No. 13 to the Registrant's Registration Statement filed on February 27, 1998.


         (i) Legal Opinion of Ropes & Gray -- incorporated by reference to PEA No. 15 to the Registrant's Registration Statement filed on April 1, 1998.


         (j)      Other Opinions


                  (1) Consent of Deloitte & Touche LLP -- to be filed by amendment.


         (k)      Omitted Financial Statements -- Not Applicable.

         (l)      Initial Capital Agreements -- Not Applicable.

         (m)      12b-1 Plan -- Not Applicable.

         (n)      Financial Data Schedules - Not Applicable.
         (o)      Rule 18f-3 Plan -- Not Applicable.
         (p)      Code of Ethics


                 1.  WM Group of Funds, WM Advisors, WM Funds Distributor, Inc.
                      Code of Ethics, dated as of December 4, 2000 -- filed herewith.

                 2. Janus Capital Corporation Code of Ethics, dated as of December 28, 2000 -- filed herewith.

                 3. Capital Guardian Trust Company Code of Ethics, dated as of December 28, 2000 -- filed herewith.


Item 24.          Persons Controlled by or Under Common Control with Registrant.


         The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Prior to March 20, 1998, the Trust was known as the Sierra Variable Trust. Separate Account D of American General Life Insurance Company is currently the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

         The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File Nos. 33-57730 and 811-2441, respectively.

         The Registrant is operated under the supervision of WM Advisors. WM Advisors is affiliated with Shareholder Services, which serves as transfer agent for the Registrant. An affiliate of WM Advisors, WM Funds Distributor, Inc. ("WM Funds Distributor") serves as the principal underwriter and distributor for the Registrant. WM Advisors, Shareholder Services and WM Funds Distributor serve in the same respective capacities for the four other registered investment companies.


         WM Advisors, Shareholder Services and WM Funds Distributor are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.


Item 25.          Indemnification.

         Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

         The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered

         Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust to its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding is brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 26. Business and Other Connections of Investment Advisor.

        (a)     WM Advisors, Inc.



Directors/Officers                       Past Two Fiscal Years
------------------------------           ----------------------------------------------
Brian Applegate                          Nov 1998 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101


Charles D. Averill                       June 1990 - Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101


Monte D. Calvin                          WM Shareholder Services, Inc.
First Vice President, Director           1201 Third Ave., 22nd Floor, Seattle, WA 98101
(Treasurer prior to March 1999)

First Vice President,                    WM Advisors, Inc.
Director (Treasurer prior to             1201 Third Ave., 22nd Floor, Seattle, WA 98101
March 1999)

First Vice President,                    WM Funds Distributor, Inc.
Director (Treasurer prior to             1201 Third Ave., 22nd Floor, Seattle, WA 98101
March 1999)

Joel Calvo                               WM Advisors, INC.
Chairman                                 1201 Third Ave., 22nd Floor, Seattle, WA 98101

President and Chairman                   WM Shareholder Services, Inc.
                                         1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                                         WM Financial Services,
                                         1201 Third Avenue, Suite 780, Seattle, WA 98101

Sandra A. Cavanaugh                      WM Advisors, Inc.
First Vice President, Director           1201 Third Ave., 22nd Floor, Seattle, WA 98101


First Vice President, Director           WM Shareholder Services, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

First Vice President, Director           WM Funds Distributor, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

Craig S. Davis                           WM Funds Distributor, Inc.
Director                                 1201 Third Ave., 22nd Floor, Seattle, WA 98101

Director                                 WM Shareholder Services, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

Director                                 WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

Executive Vice President                 Washington Mutual, Inc.
                                         1201 Third Ave., Seattle, WA 98101

Chairman                                 January 1996 - July 1997
                                         ASB Financial Services, Irvine, CA

John Friedl                              August 1998 - Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

Sharon L. Howells                        WM Advisors, Inc.
First Vice President,                    1201 Third Ave., 22nd Floor, Seattle, WA 98101
Corporate Secretary
Director

First Vice President,                    WM Funds Distributor, Inc.
Corporate Secretary,                     1201 Third Avenue, 22nd Floor, Seattle, WA 98101
Director

First Vice President                     WM Shareholder Services, Inc.
Corporate Secretary,                     1201 Third Avenue, 22nd Floor, Seattle, WA 98101
Director


Robert E. Jackson                        Nov 1996 - Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor, Seattle, WA 98101

Bruce J. King                            March 1998 - present
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

Vice President                           January 1996 - February 1998
                                         Bennington Capital Management
                                         1420 Fifth Ave., Seattle, WA 98101

Suzanne M. Krahling                      March 1999 - present
First Vice President,                    WM Advisors, Inc.
Treasurer                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,                    WM Shareholder Services, Inc.
Treasurer                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,                    WM Funds Distributor, Inc.
Treasurer                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,                    WM Financial Services,
Secretary, Treasurer                     1201 Third Avenue, Suite 780, Seattle, WA 98101


Jamelah Leddy                            May 1999 - President
Assistant Vice President                 WM Advisors
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                         July 1997 - May 1999
                                         Piper Jaffray, Seattle, WA


Michael D. Meighan                       November 1999 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101


William G. Papesh                        WM Advisors, Inc.
President, Director                      1201 Third Ave., 22nd Floor, Seattle, WA 98101

Director                                 Will Shareholder Services, Inc.
                                         1201 Third Ave., Seattle, WA 98101

Director                                 WM Insurance Services
                                         1201 Third Ave., Seattle, WA 98101

President, Director                      WM Group of Funds
                                         1201 Third Avenue, 22nd Floor, Seattle, WA 98101

President, Director                      July 1997 - present
                                         WM Funds Distributor, Inc.
                                         1201 Third Avenue, 22nd Floor, Seattle, WA 98101

Brian L. Placzek                         WM Advisors, Inc.
Vice President                           1201 Third Ave., 22nd Floor, Seattle, WA 98101

Gary J. Pokrzywinski                     WM Advisors, Inc.
Vice President                           1201 Third Ave., 22nd Floor, Seattle, WA 98101

Audrey S. Quaye                          WM Advisors, Inc.
Vice President                           1201 Third Ave., 22nd Floor, Seattle, WA 98101

David W. Simpson                         WM Advisors, Inc.
Vice President                           1201 Third Ave., 22nd Floor, Seattle, WA 98101

Linda C. Walk                            December 1997 - present
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                         November 1996 - November 1997
                                         Laid Norton Trust Company
                                         Norton Building, Suite 1600, Seattle, WA 98104

                                         January 1996 - July 1996
                                         Ernst & Young LLP
                                         2001 Market Street, 41st Floor,
                                         Philadelphia, PA 19103

Randall L. Yoakum                        February 1999 - Present
Senior Vice President,                   WM Advisors, Inc.
Chairman of Investment                   1201 Third Ave., 22nd Floor, Seattle, WA 98101
Committee
                                         April 1997 - February 1999
                                         D.A. Davidson & Co., Great Falls, MT

                         Capital Guardian Trust Company
                             Directors and Officers
                             (as of January 1, 2001)



      NAME                           AFFILIATIONS WITHIN LAST TWO YEARS
---------------------      -----------------------------------------------------
Andrew F. Barth            Director, Capital Guardian Trust Company
                           and, Capital Research and Management Company;
                           Director and Research Director, Capital International
                           Research, Inc.; President, Capital Guardian Research
                           Company; Formerly Director and Executive Vice
                           President, Capital Guardian Research Company.

Michael D. Beckman         Director, Senior Vice President and Treasurer,
                           Capital Guardian Trust Company; Director, Capital
                           Guardian Trust Company of Nevada; Treasurer, Capital
                           International Research, Inc. and Capital Guardian
                           Research Company; Director and Treasurer, Capital
                           Guardian (Canada), Inc.; Formerly Chairman and
                           Director, Capital International Asia Pacific
                           Management Company.

Michael A. Burik           Senior Counsel, The Capital Group Companies, Inc.;
                           Senior Vice President and Senior Counsel, Capital
                           Guardian Trust Company.

Elizabeth A. Burns         Senior Vice President, Capital Guardian Trust
                           Company.

Larry P. Clemmensen        Director, Capital Guardian Trust Company and American
                           Funds Distributors, Inc.; Chairman and Director,
                           American Funds Service Company; Director and
                           President, The Capital Group Companies, Inc. and
                           Capital Management Services, Inc.; Senior Vice
                           President and Director, Capital Research and
                           Management Company, Treasurer, Capital Strategy, Inc.

Kevin G. Clifford          Director and President, American Funds Distributors,
                           Inc.; Director, Capital Guardian Trust Company

Roberta A. Conroy          Senior Vice President, Director and Senior Counsel,
                           Capital Guardian Trust Company; Senior Vice President
                           and Secretary, Capital International, Inc.; Assistant
                           General Counsel, The Capital Group Companies, Inc.,
                           Secretary, Capital Guardian International, Inc.;
                           Formerly, Secretary, Capital Management Services,
                           Inc.

Jon B. Emerson             Senior Vice President, Capital Guardian Trust
                           Company; Director, Capital Guardian Trust Company, a
                           Nevada Corporation

Michael Ericksen           Director and Senior Vice President, Capital Guardian
                           Trust Company; Director and Senior Vice President,
                           Capital International Limited

David I. Fisher            Vice Chairman and Director, Capital International,
                           Inc., Capital International Limited and Capital
                           International K.K.; Chairman and Director, Capital
                           International S. A. and Capital Guardian Trust
                           Company; Director and President, Capital
                           International Limited (Bermuda); Director, The
                           Capital Group Companies, Inc., Capital International
                           Research, Inc., Capital Group Research, Inc. and
                           Capital Research and Management Company.

Richard N. Havas           Senior Vice President, Capital Guardian Trust
                           Company, Capital International, Inc. and Capital
                           International Limited; Director and Senior Vice
                           President, Capital International Research, Inc.;
                           Director and Senior Vice President Capital Guardian
                           (Canada), Inc.

Frederick M. Hughes, Jr.   Senior Vice President, Capital Guardian Trust
                           Company.

William H. Hurt            Director and Senior Vice President, Capital Guardian
                           Trust Company; Chairman and Director, Capital
                           Guardian Trust Company, a Nevada Corporation and
                           Capital Strategy Research, Inc.; Formerly, Director,
                           The Capital Group Companies, Inc.

      NAME                           AFFILIATIONS WITHIN LAST TWO YEARS
---------------------      -----------------------------------------------------
Peter C. Kelly             Senior Vice President and Senior Counsel, Capital
                           Guardian Trust Company; Assistant General Counsel,
                           The Capital Group Companies, Inc.; Director and
                           Senior Vice President, Capital International, Inc.

Robert G. Kirby            Chairman Emeritus, Capital Guardian Trust Company;
                           Senior Partner, The Capital Group Companies, Inc.

Nancy J. Kyle              Director and Senior Vice President, Capital Guardian
                           Trust Company; President and Director, Capital
                           Guardian (Canada), Inc.

Karin L. Larson            Director, The Capital Group Companies, Inc., Capital
                           Group Research, Inc., Capital Guardian Trust Company,
                           Director and Chairman, Capital Guardian Research
                           Company and Capital International Research, Inc.,
                           Formerly, Director and Senior Vice President, Capital
                           Guardian Research Company.

James R. Mulally           Director and Senior Vice President, Capital Guardian
                           Trust Company; Senior Vice President, Capital
                           International Limited; Vice President, Capital
                           Research Company; Formerly, Director, Capital
                           Guardian Research Company.

Shelby Notkin              Senior Vice President, Capital Guardian Trust
                           Company; Director, Capital Guardian Trust Company, a
                           Nevada Corporation.

Mary M. O'Hern             Senior Vice President, Capital Guardian Trust Company
                           and Capital International Limited; Vice President,
                           Capital International, Inc.

Jeffrey C. Paster          Senior Vice President, Capital Guardian Trust
                           Company.

Robert V. Pennington       Senior Vice President, Capital Guardian Trust
                           Company; President and Director Capital Guardian
                           Trust Company, a Nevada Corporation Company.

Jason M. Pilalas           Director, Capital Guardian Trust Company; Senior Vice
                           President and Director, Capital International
                           Research, Inc.; Formerly, Director and Senior Vice
                           President, Capital Guardian Research Company.

George L. Romine, Jr.      Senior Vice President, Capital Guardian Trust Company

Robert Ronus               Director and President, Capital Guardian Trust
                           Company; Chairman and Director, Capital Guardian
                           (Canada), Inc., Director, Capital International, Inc.
                           and Capital Guardian Research Company; Senior Vice
                           President, Capital International, Inc.; Capital
                           International Limited and Capital International S.A.;
                           Formerly, Chairman, Capital Guardian International
                           Research Company and Director, Capital International,
                           Inc.

James F. Rothenberg        Director, American Funds Distributors, Inc., American
                           Funds Service Company, The Capital Group Companies,
                           Inc., Capital Group Research, Inc., Capital Guardian
                           Trust Company and Capital Management Services, Inc.;
                           Director and President, Capital Research and
                           Management, Inc.; Formerly, Director of Capital
                           Guardian Trust Company, a Nevada Corporation, and
                           Capital Research Company.

Theodore R. Samuels        Director and Senior Vice President, Capital Guardian
                           Trust Company; Director, Capital International
                           Research, Inc.; Formerly, Director, Capital Guardian
                           Research Company

Lionel A. Sauvage          Director and Senior Vice President, Capital Guardian
                           Trust Company; Vice President, Capital International
                           Research, Inc.; Formerly, Director, Capital Guardian
                           Research Company.

      NAME                           AFFILIATIONS WITHIN LAST TWO YEARS
---------------------      -----------------------------------------------------
John H. Seiter             Director and Executive Vice President, Capital
                           Guardian Trust Company; Senior Vice President,
                           Capital Group International, Inc.; and Vice
                           President, The Capital Group Companies, Inc.


Eugene P. Stein            Director and Executive Vice President, Capital
                           Guardian Trust Company; Formerly, Director, Capital
                           Guardian Research Company.

Phil A. Swan               Senior Vice President, Capital Guardian Trust
                           Company.

Shaw B. Wagener            Director, Capital Guardian Trust Company, Capital
                           International Asia Pacific Management Company S.A.,
                           Capital Research and Management Company and Capital
                           International Management Company S.A.; President and
                           Director, Capital International, Inc.; Senior Vice
                           President, Capital Group International, Inc.

Joanne Weckbacher          Senior Vice President, Capital Guardian Trust
                           Company.

Eugene M. Waldron          Senior Vice President, Capital Guardian Trust
                           Company.

         (c)      Janus Capital Corporation

     Janus Capital Corporation ("Janus") is an investment advisor registered under the Advisors Act, and acts as investment advisor for registered investment companies, foreign investment companies and for individual, charitable, corporate and retirement accounts. Janus, and its affiliates provide a variety of trust, investment management and investment advisory services.

     The list required by this Item 26 of officers and directors of Janus, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Janus pursuant to the Advisors Act (SEC File No. 801-13991).

Item 27. Principal Underwriters.


         (a) The principal underwriter for the Registrant is WM Funds Distributor, Inc. WM Funds Distributor, Inc. also serves as principal underwriter for WM Trust I, WM Trust II and
                  WM Strategic Asset Management Portfolios, LLC.

         (b) The Directors and Officers of WM Funds Distributor, Inc., their positions with WM Funds Distributor, Inc. and the WM Group of Funds are set forth in the table below. The principal business address of WM Funds Distributor, Inc. and each of its directors and officers is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.

               Name and                              Position And                           Positions And
          Principal Business                         Offices With                            Offices With
                Address                              Underwriter                              Registrant
                -------                              -----------                              ----------
William G. Papesh                                     President                               President

Sandra A. Cavanaugh                              First Vice President                    First Vice President

Monte D. Calvin                                  First Vice President,                 Chief Financial Officer,
                                                       Treasurer                         First Vice President

Sharon L. Howells                                First Vice President,                   First Vice President
                                                 Corporate Secretary

         (c)      Not applicable.

Item 28.          Location of Accounts and Records.


         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant, at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101, the offices of the Registrant's sub-administrator, PFPC, Inc., 101 Federal St., Boston, MA 02110 the offices of the Registrant's custodian, Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108 and the offices of the Registrant's sub-advisors, Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206 and Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, CA 90071.



Item 29.          Management Services.

         The Registrant is not a party to any management related contract, other than as set forth in the Prospectus.


Item 30.          Undertakings.

         (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 28th day of February, 2001.

                                      WM VARIABLE TRUST

                                      WILLIAM G. PAPESH*
                                      ----------------------------
                                      William G. Papesh, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                        Title                    Date
        ---------                        -----                    ----
WILLIAM G. PAPESH*                     President and Trustee    February 28, 2001
----------------------------------
William G. Papesh

MONTE D. CALVIN                        Chief Financial Officer  February 28, 2001
----------------------------------
Monte D. Calvin

DAVID E. ANDERSON*                     Trustee                  February 28, 2001
----------------------------------
David E. Anderson

WAYNE L. ATTWOOD, M.D.*                Trustee                  February 28, 2001
----------------------------------
Wayne L. Attwood, M.D.

ARTHUR H. BERNSTEIN*                   Trustee                  February 28, 2001
----------------------------------
Arthur H. Bernstein

KRISTIANNE BLAKE*                      Trustee                  February 28, 2001
----------------------------------
Kristianne Blake

EDMOND R. DAVIS*                       Trustee                  February 28, 2001
----------------------------------
Edmond R. Davis

        Signature                       Title                    Date
        ---------                       -----                    ----
JOHN W. ENGLISH*                       Trustee                 February 28, 2001
----------------------------------
John W. English

ANNE V. FARRELL*                       Trustee                 February 28, 2001
----------------------------------
Anne V. Farrell

CARROL R. MCGINNIS**                   Trustee                 February 28, 2001
----------------------------------
Carrol R. McGinnis

MICHAEL K. MURPHY*                     Trustee                 February 28, 2001
----------------------------------
Michael K. Murphy

ALFRED E. OSBORNE, JR.*                Trustee                 February 28, 2001
----------------------------------
Alfred E. Osborne, Jr.

DANIEL PAVELICH*                       Trustee                 February 28, 2001
----------------------------------
Daniel Pavelich

JAY ROCKEY*                            Trustee                 February 28, 2001
----------------------------------
Jay Rockey

MORTON O. SCHAPIRO**                   Trustee                 February 28, 2001
----------------------------------
Morton O. Schapiro

RICHARD C. YANCEY*                     Trustee                 February 28, 2001
------------------------------------
Richard C. Yancey

*        By WILLIAM G. PAPESH Pursuant to Powers of Attorney previously filed.

Exhibit Index

(d)(2) Amendment Agreement (Janus)
(d)(3) Amendment Agreement (Capital Guardian)
(p)(1) Code of Ethics (WM Group of Funds)
(p)(2) Code of Ethics (Janus)
(p)(3) Code of Ethics (Capital Guardian)